UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:   (630) 765-8000

Date of fiscal year end:   October 30

Date of reporting period:   April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The Report to Shareholders is attached herewith.

First Trust Preferred Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2018 (Unaudited)
Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$21.59
Class C (FPECX)	$21.66
Class F (FPEFX)	$21.82
Class I (FPEIX)	$21.71
Class R3 (FPERX)	$21.55

Sector Allocation	% of Total Investments
Financials	75.9%
Energy	6.9
Utilities	5.4
Consumer Staples	4.9
Real Estate	2.8
Industrials	1.6
Telecommunication Services	1.1
Consumer Discretionary	1.0
Materials	0.4
Total	100.0%

Credit Quality(1)	% of Total Investments
A+	1.7%
A-	2.4
BBB+	12.3
BBB	11.4
BBB-	26.3
BB+	22.9
BB	10.2
BB-	5.3
B+	2.5
B	0.2
Not Rated	4.8
Total	100.0%

Top Ten Holdings	% of Total Investments
Liberty Mutual Group, Inc.	2.0%
Bank of America Corp., Series DD	1.9
Enel S.p.A.	1.9
Farm Credit Bank Of Texas, Series 1	1.9
Zions Bancorporation, Series J	1.8
Barclays PLC	1.7
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.	1.7
Enbridge Energy Partners L.P.	1.7
Catlin Insurance Co., Ltd.	1.6
Wells Fargo & Co., Series K	1.6
Total	17.8%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0954	$0.0817	$0.0972	$0.1000	$0.0909
Current Distribution Rate on NAV(3)	5.30%	4.53%	5.35%	5.53%	5.06%
(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid or declared through 4/30/2018. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2018. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2018 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofAML Fixed Rate Preferred Securities Index, the ICE BofAML U.S. Capital Securities Index and the Blended Index(4) from 1/11/2011 through 4/30/2018.

Performance as of April 30, 2018
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index*	P0P1* ICE BofAML Fixed Rate Preferred Securities Index	C0CS* ICE BofAML U.S. Capital Securities Index
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(0.99)%	(5.45)%	(1.27)%	(2.24)%	(0.93)%	(0.77)%	(1.12)%	(1.64)%	(1.46)%	(1.84)%
1 Year	4.11%	(0.57)%	3.47%	2.47%	4.36%	4.59%	3.81%	2.31%	1.98%	2.62%
Average Annual Total Returns
5 Years	4.43%	3.47%	3.68%	3.68%	4.55%	4.74%	4.14%	4.85%	5.06%	4.62%
Since Inception	6.53%	5.84%	5.77%	5.77%	6.70%	6.92%	6.16%	6.48%	6.40%	6.52%
30-Day SEC Yield(5)	4.51%		4.06%		4.85%	5.08%	4.52%	N/A	N/A	N/A

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.
(4)	The Blended Index return is a 50/50 split between the ICE BofAML Fixed Rate Preferred Securities Index and ICE BofAML U.S. Capital Securities Index.
(5)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred or hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 990.10	$ 6.76	$ 1,000.00	$ 1,018.00	$ 6.85	1.37%
Class C	1,000.00	987.30	10.00	1,000.00	1,014.73	10.14	2.03
Class F	1,000.00	990.70	6.42	1,000.00	1,018.35	6.51	1.30
Class I	1,000.00	992.30	5.04	1,000.00	1,019.74	5.11	1.02
Class R3	1,000.00	988.80	8.14	1,000.00	1,016.61	8.25	1.65

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 16.6%
	Banks – 4.1%
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (a)	8.73%	10/30/40	$803,700
50,000	Citigroup, Inc., Series K (b)	6.88%	(c)	1,376,000
115,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a)	7.62%	02/15/40	3,057,850
91,721	People’s United Financial, Inc., Series A (b)	5.63%	(c)	2,352,644
20,351	Regions Financial Corp. (b)	6.38%	(c)	561,281
36,120	Valley National Bancorp, Series B (b)	5.50%	(c)	923,588
54,369	Wintrust Financial Corp., Series D (b)	6.50%	(c)	1,462,526
				10,537,589
	Capital Markets – 3.9%
25,339	Apollo Global Management, LLC, Series B	6.38%	(c)	613,204
78,825	Morgan Stanley, Series E (b)	7.13%	(c)	2,218,135
40,579	Morgan Stanley, Series F (b)	6.88%	(c)	1,115,923
124,388	Morgan Stanley, Series I (b)	6.38%	(c)	3,326,135
105,359	Morgan Stanley, Series K (b)	5.85%	(c)	2,702,458
				9,975,855
	Diversified Telecommunication Services – 0.7%
49,010	Qwest Corp.	7.00%	04/01/52	1,115,957
25,260	Qwest Corp.	7.00%	07/01/52	590,579
				1,706,536
	Equity Real Estate Investment Trusts – 2.7%
23,626	American Homes 4 Rent, Series E	6.35%	(c)	586,397
1,061	Colony NorthStar, Inc., Series D	8.50%	(c)	26,621
49,976	Colony NorthStar, Inc., Series E	8.75%	(c)	1,268,391
37,305	Colony NorthStar, Inc., Series H	7.13%	(c)	858,761
25,000	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(c)	621,875
23,490	Global Net Lease, Inc., Series A	7.25%	(c)	577,854
15,000	Urstadt Biddle Properties, Inc., Series H	6.25%	(c)	366,300
102,470	VEREIT, Inc., Series F	6.70%	(c)	2,579,170
				6,885,369
	Food Products – 1.1%
93,791	CHS, Inc., Series 2 (b)	7.10%	(c)	2,569,873
726	CHS, Inc., Series 3 (b)	6.75%	(c)	19,101
5,676	CHS, Inc., Series 4	7.50%	(c)	156,431
				2,745,405
	Insurance – 1.6%
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	113,799
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	133,391
50,000	Aspen Insurance Holdings Ltd. (b)	5.95%	(c)	1,277,500
50,000	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a)	5.03%	05/15/37	1,150,000
14,443	National General Holdings Corp.	7.63%	09/15/55	361,292
21,000	Phoenix Cos., Inc.	7.45%	01/15/32	391,335
28,961	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	744,587
				4,171,904
	Mortgage Real Estate Investment Trusts – 1.2%
25,000	AGNC Investment Corp., Series C (b)	7.00%	(c)	637,500
38,824	Annaly Capital Management, Inc., Series F (b)	6.95%	(c)	977,977
13,200	Invesco Mortgage Capital, Inc., Series B (b)	7.75%	(c)	332,508
23,000	Two Harbors Investment Corp., Series B (b)	7.63%	(c)	575,000

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
25,000	Two Harbors Investment Corp., Series C (b)	7.25%	(c)	$599,250
				3,122,235
	Multi-Utilities – 0.7%
40,000	Integrys Holding, Inc. (b)	6.00%	08/01/73	1,035,000
30,000	Just Energy Group, Inc., Series A (b)	8.50%	(c)	693,600
				1,728,600
	Oil, Gas & Consumable Fuels – 0.3%
17,738	Enbridge, Inc., Series B (b)	6.38%	04/15/78	450,279
10,000	Energy Transfer Partners L.P., Series C (b)	7.38%	(c)	248,200
				698,479
	Thrifts & Mortgage Finance – 0.3%
26,302	New York Community Bancorp, Inc., Series A (b)	6.38%	(c)	711,995
	Total $25 Par Preferred Securities			42,283,967
	(Cost $42,767,720)
$100 PAR PREFERRED SECURITIES – 2.8%
	Banks – 2.7%
32,500	CoBank ACB, Series F (b) (e)	6.25%	(c)	3,445,000
27,000	CoBank ACB, Series G (e)	6.13%	(c)	2,756,754
5,500	Farm Credit Bank Of Texas (b) (f)	6.75%	(c)	592,911
				6,794,665
	Consumer Finance – 0.1%
5,130	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (a)	3.82%	(c)	364,230
	Total $100 Par Preferred Securities			7,158,895
	(Cost $6,634,735)
$1,000 PAR PREFERRED SECURITIES – 4.3%
	Banks – 2.6%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (a) (f)	3.52%	(c)	295,225
4,000	Farm Credit Bank Of Texas, Series 1 (e)	10.00%	(c)	4,720,000
1,261	Sovereign Real Estate Investment Trust (f)	12.00%	(c)	1,484,827
				6,500,052
	Diversified Financial Services – 0.4%
500	Compeer Financial ACA (b) (f)	6.75%	(c)	527,500
500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (a) (f)	5.77%	08/18/57	469,305
				996,805
	Insurance – 1.3%
3,400	XLIT Ltd., Series D, 3 Mo. LIBOR + 3.12% (a)	5.47%	(c)	3,408,500
	Total $1,000 Par Preferred Securities			10,905,357
	(Cost $10,858,507)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 73.8%
	Automobiles – 0.9%
$2,400,000	General Motors Financial Co., Inc., Series A (b)	5.75%	(c)	2,372,400
	Banks – 35.0%
1,500,000	Australia & New Zealand Banking Group Ltd. (b) (g) (h)	6.75%	(c)	1,603,125
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (h)	6.13%	(c)	$1,356,670
500,000	Banco Mercantil del Norte S.A. (b) (g) (h)	6.88%	(c)	503,750
1,000,000	Banco Mercantil del Norte S.A. (b) (g) (h)	7.63%	(c)	1,036,250
2,000,000	Banco Santander S.A. (b) (h)	6.38%	(c)	2,031,660
4,500,000	Bank of America Corp., Series DD (b)	6.30%	(c)	4,775,400
64,000	Bank of America Corp., Series K, 3 Mo. LIBOR + 3.63% (a)	5.99%	(c)	64,400
1,500,000	Bank of America Corp., Series Z (b)	6.50%	(c)	1,591,875
4,000,000	Barclays PLC (b) (h)	7.88%	(c)	4,276,320
939,000	BNP Paribas S.A. (b) (g) (h)	6.75%	(c)	987,124
1,987,000	BNP Paribas S.A. (b) (g) (h)	7.63%	(c)	2,145,463
1,000,000	BPCE S.A. (b) (g)	12.50%	(c)	1,118,750
1,850,000	Citigroup, Inc., Series O (b)	5.88%	(c)	1,903,187
680,000	Citigroup, Inc., Series P (b)	5.95%	(c)	689,350
1,250,000	Citigroup, Inc., Series R (b)	6.13%	(c)	1,307,813
262,000	Citigroup, Inc., Series T (b)	6.25%	(c)	272,480
1,600,000	Citizens Financial Group, Inc. (b)	5.50%	(c)	1,644,000
2,500,000	CoBank ACB, Series I (b) (e)	6.25%	(c)	2,667,022
1,000,000	Cooperatieve Rabobank UA (b) (g)	11.00%	(c)	1,083,750
753,000	Cooperatieve Rabobank UA (b)	11.00%	(c)	816,064
3,400,000	Credit Agricole S.A. (b) (g) (h)	7.88%	(c)	3,697,500
3,485,000	Credit Agricole S.A. (b) (g) (h)	8.13%	(c)	3,968,457
1,000,000	Danske Bank A.S. (b) (h)	6.13%	(c)	1,015,000
2,444,000	HSBC Holdings PLC (b) (h)	6.38%	(c)	2,523,430
800,000	HSBC Holdings PLC (b) (h)	6.88%	(c)	850,000
1,000,000	ING Groep N.V. (b) (h)	6.50%	(c)	1,031,800
3,000,000	ING Groep N.V. (b) (h)	6.88%	(c)	3,172,875
2,954,000	Intesa Sanpaolo S.p.A. (b) (g) (h)	7.70%	(c)	3,138,625
2,000,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (a)	5.83%	(c)	2,017,500
500,000	JPMorgan Chase & Co., Series S (b)	6.75%	(c)	542,500
1,000,000	Lloyds Bank PLC (b) (g)	12.00%	(c)	1,273,061
1,700,000	Lloyds Banking Group PLC (b) (h)	7.50%	(c)	1,838,550
640,000	Nordea Bank AB (b) (h)	6.13%	(c)	659,200
1,046,000	Royal Bank of Scotland Group PLC (b) (h)	7.50%	(c)	1,101,177
2,700,000	Royal Bank of Scotland Group PLC (b) (h)	8.00%	(c)	2,959,875
3,250,000	Royal Bank of Scotland Group PLC (b) (h)	8.63%	(c)	3,566,875
2,500,000	Societe Generale S.A. (b) (g) (h)	7.38%	(c)	2,656,250
2,250,000	Societe Generale S.A. (b) (g) (h)	7.88%	(c)	2,444,062
1,500,000	Standard Chartered PLC (b) (g) (h)	7.50%	(c)	1,588,125
2,250,000	Standard Chartered PLC (b) (g) (h)	7.75%	(c)	2,401,875
2,600,000	UniCredit S.p.A. (b) (h)	8.00%	(c)	2,719,096
2,000,000	UniCredit S.p.A. (b) (g)	5.86%	06/19/32	2,006,366
4,000,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (a)	5.89%	(c)	4,050,000
1,500,000	Wells Fargo & Co., Series U (b)	5.88%	(c)	1,554,375
4,000,000	Zions Bancorporation, Series J (b)	7.20%	(c)	4,360,000
				89,011,027
	Capital Markets – 3.4%
2,750,000	Credit Suisse Group AG (b) (g) (h)	7.50%	(c)	2,987,215
2,000,000	E*TRADE Financial Corp., Series A (b)	5.88%	(c)	2,050,000
1,000,000	Goldman Sachs Group, Inc., Series M (b)	5.38%	(c)	1,023,750
1,000,000	UBS Group AG (b) (h)	6.88%	(c)	1,054,380
400,000	UBS Group AG (b) (h)	7.00%	(c)	428,647
1,000,000	UBS Group AG (b) (h)	7.13%	(c)	1,042,858
				8,586,850

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Financial Services – 0.4%
$1,000,000	Voya Financial, Inc. (b)	5.65%	05/15/53	$1,021,500
	Diversified Telecommunication Services – 0.4%
1,000,000	Koninklijke KPN N.V. (b)	7.00%	03/28/73	1,082,500
	Electric Utilities – 4.0%
3,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	3,804,500
4,000,000	Enel S.p.A. (b) (g)	8.75%	09/24/73	4,745,000
1,000,000	Southern (The) Co., Series B (b)	5.50%	03/15/57	1,033,926
500,000	Southern California Edison Co., Series E (b)	6.25%	(c)	530,000
				10,113,426
	Energy Equipment & Services – 1.0%
2,500,000	Transcanada Trust, Series 16-A (b)	5.88%	08/15/76	2,581,250
	Food Products – 3.8%
1,300,000	Dairy Farmers of America, Inc. (f)	7.13%	(c)	1,426,750
3,000,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	3,420,000
1,200,000	Land O’Lakes, Inc. (g)	7.25%	(c)	1,338,000
3,000,000	Land O’Lakes, Inc. (g)	8.00%	(c)	3,375,000
				9,559,750
	Independent Power and Renewable Electricity Producers – 0.7%
1,575,000	AES Gener S.A. (b)	8.38%	12/18/73	1,645,875
	Insurance – 16.8%
1,500,000	Aegon N.V. (b)	5.50%	04/11/48	1,494,330
1,000,000	AG Insurance S.A. (b)	6.75%	(c)	1,024,502
625,000	American International Group, Inc. Series A-9 (b)	5.75%	04/01/48	629,688
4,200,000	Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (b)	8.25%	(c)	4,252,160
200,000	Asahi Mutual Life Insurance Co. (b)	7.25%	(c)	211,917
1,700,000	Assurant, Inc. (b)	7.00%	03/27/48	1,774,461
1,515,000	Assured Guaranty Municipal Holdings, Inc. (b) (g)	6.40%	12/15/66	1,522,575
4,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (a) (g)	5.33%	(c)	4,084,625
1,000,000	CNP Assurances (b)	6.88%	(c)	1,031,750
2,500,000	CNP Assurances (b)	7.50%	(c)	2,539,462
1,000,000	Fortegra Financial Corp. (b) (f)	8.50%	10/15/57	1,012,500
3,300,000	Friends Life Holdings PLC (b)	7.88%	(c)	3,376,725
1,000,000	Fukoku Mutual Life Insurance Co. (b)	6.50%	(c)	1,110,000
2,500,000	La Mondiale SAM (b)	7.63%	(c)	2,582,187
2,663,000	Liberty Mutual Group, Inc. (g)	7.80%	03/15/37	3,228,887
3,285,000	Liberty Mutual Group, Inc. (b)	10.75%	06/15/58	5,067,112
480,000	Meiji Yasuda Life Insurance, Co. (b) (g)	5.10%	04/26/48	490,827
194,000	MetLife, Inc. (g)	9.25%	04/08/38	264,810
977,000	Mitsui Sumitomo Insurance Co., Ltd. (b) (g)	7.00%	03/15/72	1,079,341
1,000,000	Prudential Financial, Inc. (b)	5.63%	06/15/43	1,045,000
2,000,000	QBE Insurance Group, Ltd. (b) (g)	7.50%	11/24/43	2,236,760
2,500,000	QBE Insurance Group, Ltd. (b)	6.75%	12/02/44	2,672,775
				42,732,394
	Metals & Mining – 0.4%
500,000	BHP Billiton Finance USA Ltd. (b) (g)	6.25%	10/19/75	526,785
500,000	BHP Billiton Finance USA Ltd. (b) (g)	6.75%	10/19/75	557,375
				1,084,160
	Oil, Gas & Consumable Fuels – 5.4%
1,180,000	Andeavor Logistics L.P., Series A (b)	6.88%	(c)	1,201,682
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$900,000	DCP Midstream L.P., Series A (b)	7.38%	(c)	$888,188
4,231,400	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (a)	6.11%	10/01/37	4,210,243
1,400,000	Enbridge, Inc. (b)	5.50%	07/15/77	1,305,500
1,000,000	Enbridge, Inc. (b)	6.25%	03/01/78	978,978
500,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	488,125
2,661,000	Energy Transfer Partners L.P., 3 Mo. LIBOR + 3.02% (a)	4.79%	11/01/66	2,328,375
900,000	Energy Transfer Partners L.P., Series B (b)	6.63%	(c)	852,818
1,500,000	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (a)	5.48%	08/01/66	1,507,815
				13,761,724
	Transportation Infrastructure – 1.6%
3,720,000	AerCap Global Aviation Trust (b) (g)	6.50%	06/15/45	3,961,800
	Total Capital Preferred Securities			187,514,656
	(Cost $186,594,559)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	984,802
	(Cost $995,554)

Total Investments – 97.9%(i)	248,847,677
(Cost $247,851,075)
Net Other Assets and Liabilities – 2.1%	5,248,556
Net Assets – 100.0%	$254,096,233

(a)	Floating or variable rate security.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Perpetual maturity.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC ("Stonebridge"), the Fund’s sub-advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $62,051,533 or 24.4% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2018, securities noted as such amounted to $60,786,234 or 23.9% of net assets. Of these securities, 2.5% originated in emerging markets, and 97.5% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,786,343 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,789,741. The net unrealized appreciation was $996,602.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 4,171,904	$ 2,630,569	$ 1,541,335	$ —
Multi-Utilities	1,728,600	693,600	1,035,000	—
Other industry categories*	36,383,463	36,383,463	—	—
$100 Par Preferred Securities:
Banks	6,794,665	—	6,794,665	—
Consumer Finance	364,230	364,230	—	—
$1,000 Par Preferred Securities*	10,905,357	—	10,905,357	—
Capital Preferred Securities*	187,514,656	—	187,514,656	—
Corporate Bonds and Notes*	984,802	—	984,802	—
Total Investments	$ 248,847,677	$ 40,071,862	$ 208,775,815	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $247,851,075)	$ 248,847,677
Cash	1,579,310
Receivables:
Interest	2,600,701
Fund shares sold	2,410,256
Dividends	29,303
Prepaid expenses	30,921
Total Assets	255,498,168
LIABILITIES:
Payables:
Fund shares repurchased	974,556
Investment advisory fees	163,087
Distributions	95,457
12b-1 distribution and service fees	62,045
Registration fees	30,340
Audit and tax fees	20,366
Administrative fees	16,363
Legal fees	15,876
Custodian fees	7,040
Trustees’ fees and expenses	3,656
Printing fees	3,458
Transfer agent fees	3,110
Commitment and administrative agency fees	2,627
Financial reporting fees	731
Other liabilities	3,223
Total Liabilities	1,401,935
NET ASSETS	$254,096,233
NET ASSETS consist of:
Paid-in capital	$ 262,234,442
Par value	117,192
Accumulated net investment income (loss)	631,043
Accumulated net realized gain (loss) on investments	(9,883,046)
Net unrealized appreciation (depreciation) on investments	996,602
NET ASSETS	$254,096,233
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $39,254,351 and 1,817,864 shares of beneficial interest issued and outstanding)	$21.59
Maximum sales charge (4.50% of offering price)	1.02
Maximum offering price to public	$22.61
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $63,895,041 and 2,950,208 shares of beneficial interest issued and outstanding)	$21.66
Class F Shares:
F Net asset value and redemption price per share (Based on net assets of $7,197,559 and 329,831 shares of beneficial interest issued and outstanding)	$21.82
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $143,051,926 and 6,588,931 shares of beneficial interest issued and outstanding)	$21.71
Class R3 Shares:
R3 Net asset value and redemption price per share (Based on net assets of $697,356 and 32,356 shares of beneficial interest issued and outstanding)	$21.55

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,207,294
Dividends	2,040,498
Foreign withholding tax	6,564
Other	2
Total investment income	8,254,358
EXPENSES:
Investment advisory fees	1,005,661
12b-1 distribution and/or service fees:
Class A	48,671
Class C	322,180
Class F	5,383
Class R3	1,775
Transfer agent fees	84,279
Registration fees	62,048
Administrative fees	53,426
Custodian fees	24,297
Legal fees	20,058
Audit and tax fees	16,463
Printing fees	14,624
Commitment and administrative agency fees	13,100
Trustees’ fees and expenses	8,899
Financial reporting fees	4,587
Excise tax expense	2,923
Listing expense	1,484
Other	12,804
Total expenses	1,702,662
Fees waived and expenses reimbursed by the investment advisor	(13,664)
Net expenses	1,688,998
NET INVESTMENT INCOME (LOSS)	6,565,360
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(167,614)
Net change in unrealized appreciation (depreciation) on investments	(8,904,387)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,072,001)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,506,641)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ 6,565,360	$ 11,315,181
Net realized gain (loss)	(167,614)	2,374,196
Net change in unrealized appreciation (depreciation)	(8,904,387)	5,842,618
Net increase (decrease) in net assets resulting from operations	(2,506,641)	19,531,995
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares	(1,019,822)	(2,021,236)
Class C Shares	(1,437,739)	(2,466,076)
Class F Shares	(189,290)	(405,856)
Class I Shares	(3,826,943)	(6,495,243)
Class R3 Shares	(17,718)	(34,204)
Total distributions to shareholders	(6,491,512)	(11,422,615)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	54,362,280	120,198,101
Proceeds from shares reinvested	5,946,402	10,184,046
Cost of shares redeemed	(50,495,226)	(83,818,787)
Net increase (decrease) in net assets resulting from capital transactions	9,813,456	46,563,360
Total increase (decrease) in net assets	815,303	54,672,740
NET ASSETS:
Beginning of period	253,280,930	198,608,190
End of period	$254,096,233	$253,280,930
Accumulated net investment income (loss) at end of period	$631,043	$557,195

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class A Shares
Net asset value, beginning of period	$ 22.39	$ 21.63	$ 21.13	$ 21.20	$ 20.27	$ 22.42
Income from investment operations:
Net investment income (loss)	0.57 (a)	1.11 (a)	1.16 (a)	1.18 (a)	1.14 (a)	0.98 (a)
Net realized and unrealized gain (loss)	(0.80)	0.80	0.49	(0.13)	0.91	(1.91)
Total from investment operations	(0.23)	1.91	1.65	1.05	2.05	(0.93)
Distributions paid to shareholders from:
Net investment income	(0.57)	(1.15)	(1.15)	(1.12)	(1.09)	(0.98)
Net realized gain	—	—	—	—	—	(0.09)
Return of capital	—	—	—	—	(0.03)	(0.15)
Total distributions	(0.57)	(1.15)	(1.15)	(1.12)	(1.12)	(1.22)
Net asset value, end of period	$21.59	$22.39	$21.63	$21.13	$21.20	$20.27
Total return (b)	(0.99)%	9.05%	8.09%	5.05%	10.35%	(4.36)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 39,254	$ 39,063	$ 35,468	$ 28,585	$ 32,874	$ 90,286
Ratio of total expenses to average net assets	1.37% (c)	1.36%	1.51% (d)	1.50% (d)	1.40%	1.44%
Ratio of net expenses to average net assets	1.37% (c)	1.36%	1.41% (d)	1.41% (d)	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	5.19% (c)	5.11%	5.50%	5.55%	5.47%	4.52%
Portfolio turnover rate	17%	44%	71%	123%	170%	60%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class C Shares
Net asset value, beginning of period	$ 22.44	$ 21.67	$ 21.17	$ 21.24	$ 20.30	$ 22.45
Income from investment operations:
Net investment income (loss)	0.50 (a)	0.96 (a)	1.01 (a)	1.02 (a)	0.99 (a)	0.83 (a)
Net realized and unrealized gain (loss)	(0.79)	0.79	0.48	(0.13)	0.91	(1.93)
Total from investment operations	(0.29)	1.75	1.49	0.89	1.90	(1.10)
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.98)	(0.99)	(0.96)	(0.94)	(0.84)
Net realized gain	—	—	—	—	—	(0.08)
Return of capital	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.49)	(0.98)	(0.99)	(0.96)	(0.96)	(1.05)
Net asset value, end of period	$21.66	$22.44	$21.67	$21.17	$21.24	$20.30
Total return (b)	(1.27)%	8.27%	7.27%	4.26%	9.56%	(5.03)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 63,895	$ 64,462	$ 51,004	$ 45,093	$ 45,248	$ 55,376
Ratio of total expenses to average net assets	2.03% (c)	2.06%	2.17% (d)	2.16% (d)	2.18%	2.17%
Ratio of net expenses to average net assets	2.03% (c)	2.06%	2.16% (d)	2.16% (d)	2.15%	2.15%
Ratio of net investment income (loss) to average net assets	4.53% (c)	4.41%	4.76%	4.79%	4.75%	3.81%
Portfolio turnover rate	17%	44%	71%	123%	170%	60%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class F Shares
Net asset value, beginning of period	$ 22.62	$ 21.82	$ 21.31	$ 21.37	$ 20.42	$ 22.59
Income from investment operations:
Net investment income (loss)	0.58 (a)	1.13 (a)	1.18 (a)	1.23 (a)	1.18 (a)	1.02 (a)
Net realized and unrealized gain (loss)	(0.80)	0.84	0.50	(0.15)	0.91	(1.95)
Total from investment operations:	(0.22)	1.97	1.68	1.08	2.09	(0.93)
Distributions paid to shareholders from:
Net investment income	(0.58)	(1.17)	(1.17)	(1.14)	(1.11)	(1.01)
Net realized gain	—	—	—	—	—	(0.08)
Return of capital	—	—	—	—	(0.03)	(0.15)
Total Distributions paid to shareholders from:	(0.58)	(1.17)	(1.17)	(1.14)	(1.14)	(1.24)
Net asset value, end of period	$21.82	$22.62	$21.82	$21.31	$21.37	$20.42
Total return (b)	(0.93)%	9.27%	8.18%	5.16%	10.48%	(4.32)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,198	$ 7,339	$ 5,025	$ 2,501	$ 2,617	$ 3,735
Ratio of total expenses to average net assets	1.43% (c)	1.39%	1.70% (d)	1.92%	1.81%	1.58%
Ratio of net expenses to average net assets	1.30% (c)	1.30%	1.31% (d)	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	5.26% (c)	5.11%	5.55%	5.70%	5.64%	4.63%
Portfolio turnover rate	17%	44%	71%	123%	170%	60%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class I Shares
Net asset value, beginning of period	$ 22.49	$ 21.71	$ 21.21	$ 21.27	$ 20.33	$ 22.47
Income from investment operations:
Net investment income (loss)	0.61 (a)	1.20 (a)	1.22 (a)	1.23 (a)	1.20 (a)	1.04 (a)
Net realized and unrealized gain (loss)	(0.79)	0.78	0.48	(0.12)	0.91	(1.91)
Total from investment operations	(0.18)	1.98	1.70	1.11	2.11	(0.87)
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.20)	(1.20)	(1.17)	(1.14)	(1.03)
Net realized gain	—	—	—	—	—	(0.09)
Return of capital	—	—	—	—	(0.03)	(0.15)
Total distributions	(0.60)	(1.20)	(1.20)	(1.17)	(1.17)	(1.27)
Net asset value, end of period	$21.71	$22.49	$21.71	$21.21	$21.27	$20.33
Total return (b)	(0.77)%	9.39%	8.33%	5.35%	10.65%	(4.06)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 143,052	$ 141,661	$ 106,393	$ 86,412	$ 71,094	$ 58,700
Ratio of total expenses to average net assets	1.02% (c)	0.99%	1.16% (d)	1.16% (d)	1.15%	1.23%
Ratio of net expenses to average net assets	1.02% (c)	0.99%	1.16% (d)	1.16% (d)	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	5.55% (c)	5.49%	5.74%	5.80%	5.74%	4.79%
Portfolio turnover rate	17%	44%	71%	123%	170%	60%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class R3 Shares
Net asset value, beginning of period	$ 22.35	$ 21.61	$ 21.13	$ 21.20	$ 20.26	$ 22.41
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.05 (a)	1.11 (a)	1.13 (a)	1.09 (a)	0.93 (a)
Net realized and unrealized gain (loss)	(0.80)	0.78	0.47	(0.14)	0.92	(1.92)
Total from investment operations:	(0.26)	1.83	1.58	0.99	2.01	(0.99)
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.09)	(1.10)	(1.06)	(1.04)	(0.92)
Net realized gain	—	—	—	—	—	(0.10)
Return of capital	—	—	—	—	(0.03)	(0.14)
Total Distributions paid to shareholders from:	(0.54)	(1.09)	(1.10)	(1.06)	(1.07)	(1.16)
Net asset value, end of period	$21.55	$22.35	$21.61	$21.13	$21.20	$20.26
Total return (b)	(1.12)%	8.70%	7.73%	4.79%	10.14%	(4.61)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 697	$ 756	$ 717	$ 357	$ 401	$ 478
Ratio of total expenses to average net assets	4.23% (c)	4.29%	7.42% (d)	6.56% (d)	5.74%	4.87%
Ratio of net expenses to average net assets	1.65% (c)	1.65%	1.66% (d)	1.66% (d)	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	4.92% (c)	4.83%	5.25%	5.30%	5.25%	4.25%
Portfolio turnover rate	17%	44%	71%	123%	170%	60%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% and 0.01%, respectively, which are not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2018, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Values/Shares	Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.52%	3/29/18	443	$666.42	$300,133	$295,225	0.12%
Compeer Financial ACA, 6.75%	7/31/15	500	1,055.00	526,250	527,500	0.21
Dairy Farmers of America, Inc., 7.13%	9/15/16-10/4/16	$1,300,000	109.75	1,316,875	1,426,750	0.56
Farm Credit Bank Of Texas, 6.75%	12/8/15-12/18/15	5,500	107.80	568,000	592,911	0.23
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	101.25	1,000,000	1,012,500	0.40
Kinder Morgan GP, Inc., 5.75%, 08/18/57	6/20/17	500	938.61	457,500	469,305	0.19
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14-3/20/15	$3,000,000	114.00	3,076,048	3,420,000	1.35
Sovereign Real Estate Investment Trust, 12.00%	2/5/15-3/22/16	1,261	1,177.50	1,657,802	1,484,827	0.58
				$8,902,608	$9,229,018	3.64%

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$11,422,615
Capital gains	—
Return of capital	—
As of October 31, 2017, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$314,507
Undistributed capital gains	—
Total undistributed earnings	314,507
Accumulated capital and other losses	(9,486,416)
Net unrealized appreciation (depreciation)	9,914,661
Total accumulated earnings (losses)	742,752
Other	—
Paid-in capital	252,538,178
Total net assets	$253,280,930
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, for federal income tax purposes, the Fund had a capital loss carryforward of $9,486,416 available, to the extent provided by regulations, to offset future capital gains.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016, and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, and resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2019, and then from exceeding 1.50% from March 1, 2019 to February 28, 2028 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on a Fund class level by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding the applicable Expense Cap in place for the most recent fiscal year for which such expense limitation was in place. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2018 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Year Ended October 31, 2016	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Total
$ 13,664	$ —	$ 70,141	$ 25,178	$ 13,664	$ 108,983
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Value	Shares	Value
Sales:
Class A	381,530	$ 8,385,880	808,030	$ 17,542,282
Class C	337,670	7,482,671	861,323	18,937,718
Class F	90,477	2,019,961	763,726	16,970,043
Class I	1,648,821	36,471,768	3,048,690	66,600,847
Class R3	91	2,000	6,624	147,211
Total Sales	2,458,589	$ 54,362,280	5,488,393	$ 120,198,101
Dividend Reinvestment:
Class A	33,685	$ 740,043	66,513	$ 1,454,350
Class C	59,951	1,320,738	102,559	2,247,327
Class F	7,567	168,106	16,322	361,622
Class I	167,831	3,706,728	277,790	6,100,484
Class R3	492	10,787	931	20,263
Total Dividend Reinvestment	269,526	$ 5,946,402	464,115	$ 10,184,046
Redemptions:
Class A	(342,262)	$ (7,512,146)	(769,383)	$ (16,786,204)
Class C	(319,893)	(7,056,165)	(444,954)	(9,686,681)
Class F	(92,640)	(2,073,987)	(685,918)	(15,315,364)
Class I	(1,525,641)	(33,807,428)	(1,929,595)	(41,878,505)
Class R3	(2,047)	(45,500)	(6,941)	(152,033)
Total Redemptions	(2,282,483)	$ (50,495,226)	(3,836,791)	$ (83,818,787)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2018, were $49,835,258 and $41,990,066, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $320 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 7, 2018, the commitment amount was $220 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2018.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
CONCENTRATION RISK. A fund concentrated in one or more industries or sectors is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.
CONTINGENT CONVERTIBLE SECURITIES RISK. Contingent convertible securities ("CoCos") may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.
CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal.
CURRENCY EXCHANGE RATE RISK. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.
HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.
ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.
INCOME RISK. Income from the Fund’s fixed income investments could decline during periods of falling interest rates.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments, which generally have shorter durations, and higher for longer term investments. Duration is a measure of the expected price volatility of a fixed-income instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of fixed-income securities with shorter durations tend to be less sensitive to interest rate changes than fixed-income securities with longer durations. As the value of a fixed-income security changes over time, so will its duration.
MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
NON·U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2018 (Unaudited)
REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including real estate investment trusts (“REITs”). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.
REIT INVESTMENT RISK. Investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund which contains information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2018 (Unaudited)
Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$33.90
Class C (FOVCX)	$30.65
Class I (FOVIX)	$34.53

Sector Allocation	% of Total Investments
Industrials	23.3%
Health Care	19.1
Real Estate	14.2
Financials	14.1
Consumer Discretionary	10.3
Information Technology	10.3
Consumer Staples	5.5
Materials	3.2
Total	100.0%

Top Ten Holdings	% of Total Investments
Boston Beer (The) Co., Inc., Class A	5.5%
Movado Group, Inc.	4.3
Morningstar, Inc.	4.3
Rayonier, Inc.	4.1
Thermon Group Holdings, Inc.	3.9
RMR Group (The), Inc., Class A	3.8
Allied Motion Technologies, Inc.	3.8
Halyard Health, Inc.	3.6
Veritex Holdings, Inc.	3.5
Monotype Imaging Holdings, Inc.	3.4
Total	40.2%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2018 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index and the Russell 2000® Index from 1/11/2011 through 4/30/2018.

Performance as of April 30, 2018
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	3.92%	-1.80%	3.48%	2.50%	3.94%	0.94%	3.27%
1 Year	12.85%	6.65%	12.05%	11.05%	12.50%	6.53%	11.54%
Average Annual Total Returns
5 Years	11.79%	10.53%	10.86%	10.86%	11.89%	10.36%	11.74%
Since Inception	10.88%	10.01%	9.45%	9.45%	11.06%	10.07%	11.02%

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer, Confluence
Daniel Winter, CFA - Senior Vice President and Portfolio Manager, Confluence
Chris Stein - Vice President and Portfolio Manager, Confluence
Thomas Dugan, CFA - Associate Vice President and Portfolio Manager, Confluence

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,039.20	$ 8.09	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class C	1,000.00	1,034.80	11.86	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,039.40	6.83	1,000.00	1,018.10	6.76	1.35
(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 82.8%
	Air Freight & Logistics – 2.7%
10,022	Forward Air Corp.	$541,088
	Banks – 6.0%
7,934	Bank of Marin Bancorp.	575,612
21,369	Veritex Holdings, Inc. (a)	613,717
		1,189,329
	Beverages – 4.9%
4,272	Boston Beer (The) Co., Inc., Class A (a)	957,569
	Capital Markets – 3.8%
6,892	Morningstar, Inc.	748,333
	Chemicals – 2.9%
13,690	Innophos Holdings, Inc.	566,492
	Electrical Equipment – 6.8%
16,688	Allied Motion Technologies, Inc.	665,351
29,638	Thermon Group Holdings, Inc. (a)	675,450
		1,340,801
	Electronic Equipment, Instruments & Components – 2.9%
11,204	MTS Systems Corp.	569,163
	Health Care Equipment & Supplies – 8.7%
13,364	Halyard Health, Inc. (a)	633,053
16,269	Natus Medical, Inc. (a)	537,690
14,941	Varex Imaging Corp. (a)	537,727
		1,708,470
	Health Care Providers & Services – 2.9%
24,555	Patterson Cos., Inc.	571,640
	Hotels, Restaurants & Leisure – 2.7%
45,153	Potbelly Corp. (a)	539,578
	Industrial Conglomerates – 2.5%
13,405	Raven Industries, Inc.	490,623
	Insurance – 2.7%
19,490	Brown & Brown, Inc.	530,713
	IT Services – 3.3%
1,272	Gartner, Inc. (a)	154,281
12,076	Luxoft Holding, Inc. (a)	487,266
		641,547
	Life Sciences Tools & Services – 5.4%
3,527	Bio-Techne Corp.	532,260
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
10,219	Cambrex Corp. (a)	$541,096
		1,073,356
	Machinery – 7.7%
8,844	Astec Industries, Inc.	491,373
4,050	Graco, Inc.	178,159
3,436	John Bean Technologies Corp.	370,229
4,126	RBC Bearings, Inc. (a)	480,184
		1,519,945
	Professional Services – 1.0%
2,198	Exponent, Inc.	189,907
	Real Estate Management & Development – 6.4%
10,893	RE/MAX Holdings, Inc., Class A	589,856
8,949	RMR Group (The), Inc., Class A	665,806
		1,255,662
	Software – 3.0%
26,964	Monotype Imaging Holdings, Inc.	597,253
	Textiles, Apparel & Luxury Goods – 6.5%
17,398	Culp, Inc.	514,111
19,174	Movado Group, Inc.	756,414
		1,270,525
	Total Common Stocks	16,301,994
	(Cost $13,890,282)
REAL ESTATE INVESTMENT TRUSTS – 6.3%
	Equity Real Estate Investment Trusts – 6.3%
30,008	Gladstone Commercial Corp.	520,339
19,288	Rayonier, Inc.	717,321
	Total Real Estate Investment Trusts	1,237,660
	(Cost $1,067,210)
	Total Investments – 89.1%	17,539,654
	(Cost $14,957,492) (b)
	Net Other Assets and Liabilities – 10.9%	2,149,842
	Net Assets – 100.0%	$19,689,496

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,115,221 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $533,059. The net unrealized appreciation was $2,582,162.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,301,994	$ 16,301,994	$ —	$ —
Real Estate Investment Trusts*	1,237,660	1,237,660	—	—
Total Investments	$ 17,539,654	$ 17,539,654	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $14,957,492)	$ 17,539,654
Cash	2,174,403
Receivables:
Fund shares sold	20,330
From Investment Advisor	10,452
Dividends	2,774
Prepaid expenses	16,318
Total Assets	19,763,931
LIABILITIES:
Payables:
Fund shares repurchased	21,754
Audit and tax fees	21,537
Administrative fees	8,535
Transfer agent fees	5,549
12b-1 distribution and service fees	4,667
Commitment and administrative agency fees	2,586
Printing fees	2,147
Trustees’ fees and expenses	1,776
Legal fees	1,650
Registration fees	1,282
Custodian fees	1,267
Financial reporting fees	731
Other liabilities	954
Total Liabilities	74,435
NET ASSETS	$19,689,496
NET ASSETS consist of:
Paid-in capital	$ 16,474,007
Par value	5,887
Accumulated net investment income (loss)	(35,566)
Accumulated net realized gain (loss) on investments	663,006
Net unrealized appreciation (depreciation) on investments	2,582,162
NET ASSETS	$19,689,496
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $6,256,213 and 184,554 shares of beneficial interest issued and outstanding)	$33.90
Maximum sales charge (5.50% of offering price)	1.97
Maximum offering price to public	$35.87
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $4,105,237 and 133,932 shares of beneficial interest issued and outstanding)	$30.65
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $9,328,046 and 270,178 shares of beneficial interest issued and outstanding)	$34.53

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 102,094
Interest	7,322
Total investment income	109,416
EXPENSES:
Investment advisory fees	89,872
Transfer agent fees	33,925
12b-1 distribution and/or service fees:
Class A	7,474
Class C	19,538
Administrative fees	26,035
Registration fees	25,705
Audit and tax fees	15,855
Commitment and administrative agency fees	11,511
Printing fees	8,388
Trustees’ fees and expenses	8,165
Financial reporting fees	4,587
Custodian fees	2,173
Legal fees	1,906
Listing expense	891
Other	768
Total expenses	256,793
Fees waived and expenses reimbursed by the investment advisor	(108,448)
Net expenses	148,345
NET INVESTMENT INCOME (LOSS)	(38,929)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	664,155
Net change in unrealized appreciation (depreciation) on investments	109,860
NET REALIZED AND UNREALIZED GAIN (LOSS)	774,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 735,086
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ (38,929)	$ (84,938)
Net realized gain (loss)	664,155	1,061,171
Net change in unrealized appreciation (depreciation)	109,860	1,828,856
Net increase (decrease) in net assets resulting from operations	735,086	2,805,089
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares	(328,598)	(58,496)
Class C Shares	(234,993)	(47,722)
Class I Shares	(407,096)	(34,235)
Total distributions to shareholders	(970,687)	(140,453)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	4,701,365	8,490,868
Proceeds from shares reinvested	912,306	123,849
Cost of shares redeemed	(2,579,393)	(3,494,346)
Net increase (decrease) in net assets resulting from capital transactions	3,034,278	5,120,371
Total increase (decrease) in net assets	2,798,677	7,785,007
NET ASSETS:
Beginning of period	16,890,819	9,105,812
End of period	$19,689,496	$16,890,819
Accumulated net investment income (loss) at end of period	$(35,566)	$3,363

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class A Shares
Net asset value, beginning of period	$ 34.48	$ 27.81	$ 26.34	$ 28.03	$ 26.77	$ 21.58
Income from investment operations:
Net investment income (loss) (a)	(0.07)	(0.16)	(0.10)	0.04	0.00 (b)	0.10
Net realized and unrealized gain (loss)	1.42	7.20	1.97	0.31	2.39	5.46
Total from investment operations	1.35	7.04	1.87	0.35	2.39	5.56
Distributions paid to shareholders from:
Net investment income	—	—	—	—	—	(0.27)
Net realized gain	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.10)
Total distributions	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.37)
Net asset value, end of period	$33.90	$34.48	$27.81	$26.34	$28.03	$26.77
Total return (c)	3.92%	25.53%	7.22%	1.22%	9.23%	26.16%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,256	$ 5,656	$ 3,767	$ 1,413	$ 1,144	$ 1,288
Ratio of total expenses to average net assets	2.83% (d)	3.56%	5.69%	7.61%	8.65%	11.29%
Ratio of net expenses to average net assets	1.60% (d)	1.60%	1.61% (e)	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.39)% (d)	(0.50)%	(0.38)%	0.16%	0.00% (f)	0.42%
Portfolio turnover rate	12%	28%	15%	17%	39%	31%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Amount represents less than $0.01 per share.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 1.60%.
(f)	Amount is less than 0.01%.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class C Shares
Net asset value, beginning of period	$ 31.47	$ 25.61	$ 24.51	$ 26.44	$ 25.51	$ 20.59
Income from investment operations:
Net investment income (loss) (a)	(0.17)	(0.36)	(0.28)	(0.14)	(0.19)	(0.10)
Net realized and unrealized gain (loss)	1.28	6.59	1.78	0.25	2.25	5.23
Total from investment operations	1.11	6.23	1.50	0.11	2.06	5.13
Distributions paid to shareholders from:
Net investment income	—	—	—	—	—	(0.11)
Net realized gain	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.10)
Total distributions	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.21)
Net asset value, end of period	$30.65	$31.47	$25.61	$24.51	$26.44	$25.51
Total return (b)	3.48%	24.58%	6.28%	0.33%	8.36%	25.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,105	$ 3,962	$ 3,237	$ 2,247	$ 1,977	$ 1,956
Ratio of total expenses to average net assets	3.80% (c)	4.45%	6.28%	7.93%	8.81%	10.45%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.36% (d)	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(1.14)% (c)	(1.25)%	(1.12)%	(0.57)%	(0.73)%	(0.43)%
Portfolio turnover rate	12%	28%	15%	17%	39%	31%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 2.35%.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Class I Shares
Net asset value, beginning of period	$ 35.07	$ 28.40	$ 26.84	$ 28.52	$ 27.15	$ 21.81
Income from investment operations:
Net investment income (loss) (a)	(0.02)	(0.09)	(0.05)	0.10	0.08	0.16
Net realized and unrealized gain (loss)	1.41	7.13	2.01	0.26	2.42	5.60
Total from investment operations	1.39	7.04	1.96	0.36	2.50	5.76
Distributions paid to shareholders from:
Net investment income	—	—	—	—	—	(0.32)
Net realized gain	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.10)
Total distributions	(1.93)	(0.37)	(0.40)	(2.04)	(1.13)	(0.42)
Net asset value, end of period	$34.53	$35.07	$28.40	$26.84	$28.52	$27.15
Total return (b)	3.94%	24.99%	7.46%	1.23%	9.51%	26.85%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,328	$ 7,273	$ 2,101	$ 813	$ 592	$ 276
Ratio of total expenses to average net assets	2.43% (c)	3.22%	5.63%	8.46%	11.05%	17.52%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.12)% (c)	(0.28)%	(0.16)%	0.38%	0.28%	0.66%
Portfolio turnover rate	12%	28%	15%	17%	39%	31%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold shares of business development companies (“BDCs”). The tax character of distributions received from these securities may vary when reported by the issuer after its tax reporting period concludes.
The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$38,034
Capital gains	102,419
Return of capital	—
As of October 31, 2017, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$247,428
Undistributed capital gains	722,110
Total undistributed earnings	969,538
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	2,475,665
Total accumulated earnings (losses)	3,445,203
Other	—
Paid-in capital	13,445,616
Total net assets	$16,890,819
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the Fund had no non-expiring capital loss carryforward for federal income tax purposes.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016, and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
F. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2019 and then from exceeding 1.70% from March 1, 2019 to February 28, 2028 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on a Fund class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2018 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Total
$ 89,872	$ 18,576	$ 137,072	$ 247,943	$ 262,436	$ 108,448	$ 755,899
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Value	Shares	Value
Sales:
Class A	30,212	$ 1,027,213	83,953	$ 2,640,636
Class C	25,963	788,750	27,393	779,701
Class I	85,922	2,885,402	158,422	5,070,531
Total Sales	142,097	$ 4,701,365	269,768	$ 8,490,868
Dividend Reinvestment:
Class A	8,807	$ 299,176	1,525	$ 45,810
Class C	7,113	219,210	1,621	44,739
Class I	11,385	393,920	1,086	33,300
Total Dividend Reinvestment	27,305	$ 912,306	4,232	$ 123,849
Redemptions:
Class A	(18,507)	$ (629,531)	(56,930)	$ (1,779,700)
Class C	(25,040)	(771,828)	(29,546)	(854,770)
Class I	(34,538)	(1,178,034)	(26,091)	(859,876)
Total Redemptions	(78,085)	$ (2,579,393)	(112,567)	$ (3,494,346)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2018, were $3,822,218 and $1,916,294, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $320 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 7, 2018, the commitment amount was $220 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2018.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
BDC RISK. The Fund may invest in business development companies (“BDCs”) which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Fund may employ the use of leverage to their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
CONCENTRATION RISK. A fund concentrated in one or more industries or sectors is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK. The Fund invests in the securities of industrials and producer durables companies, which convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2018 (Unaudited)
INVESTMENT COMPANIES RISK. If the Fund invests in investment companies, Fund shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies. Also, the investment companies are subject to the risks of the underlying securities that they hold. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end investment companies. Closed-end investment companies may be leveraged, in which case the value and/or yield of their shares will tend to be more volatile than shares of unleveraged funds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). Moreover, shares of closed-end investment companies and ETFs may be sold at a discount from their net asset value.
MARKET CAPITALIZATION RISK. The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.
MARKET RISK. Market risk is the risk that a particular security owned or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including real estate investment trusts (“REITs”). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.
REIT INVESTMENT RISK. Investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.
SMALL CAP RISK. The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies.
SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
VALUE INVESTING RISK. The Fund focuses its investments on securities that the portfolio managers believe are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Short Duration
High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund, which contains detailed information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain. Across the globe, the first quarter saw the Emerging Market and Developing Market countries, as well as Europe, continue with the strong performances experienced in 2017.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2018 (Unaudited)
Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$19.77
Class C (FDHCX)	$19.75
Class I (FDHIX)	$19.78

Credit Quality(1)	% of Senior Loans and Other Debt Securities(2)
BBB+	0.4%
BBB-	3.8
BB+	4.0
BB	8.2
BB-	14.3
B+	23.1
B	19.8
B-	17.4
CCC+	5.0
CCC	2.4
CCC-	0.7
D	0.4
Not Rated	0.5
Total	100.0%

Top Ten Issuers	% of Senior Loans and Other Securities(2)
BMC Software Finance, Inc.	2.7%
Tenet Healthcare Corp.	2.7%
Amaya Holdings B.V.	2.6%
Valeant Pharmaceuticals International, Inc.	2.4%
ClubCorp Club Operations, Inc.	2.3%
Caesars Resorts Collection	2.2%
Reynolds Group Holdings, Inc.	1.9%
Endo Pharmaceuticals Holdings, Inc.	1.9%
Portillo’s Holdings LLC	1.8%
BJ’s Wholesale Club, Inc.	1.7%
Total	22.2%
Industry Classification	% of Senior Loans and Other Securities(2)
Health Care Providers & Services	17.3%
Hotels, Restaurants & Leisure	14.5
Software	11.2
Pharmaceuticals	8.7
Media	5.7
Life Sciences Tools & Services	3.7
Food & Staples Retailing	3.6
Insurance	3.3
Professional Services	3.2
Diversified Telecommunication Services	3.1
Diversified Financial Services	3.0
Containers & Packaging	2.7
Health Care Equipment & Supplies	1.8
Commercial Services & Supplies	1.7
Oil, Gas & Consumable Fuels	1.7
Wireless Telecommunication Services	1.6
Building Products	1.6
Food Products	1.5
Specialty Retail	1.4
Capital Markets	1.1
Auto Components	1.1
Electric Utilities	0.9
Diversified Consumer Services	0.8
Industrial Conglomerates	0.8
Metals & Mining	0.7
Technology Hardware, Storage & Peripherals	0.7
Equity Real Estate Investment Trusts	0.6
Chemicals	0.5
Road & Rail	0.4
Aerospace & Defense	0.3
Automobiles	0.3
Real Estate Management & Development	0.2
Machinery	0.1
Trading Companies & Distributors	0.1
IT Services	0.1
Consumer Finance	0.0*
Construction & Engineering	0.0*
Independent Power and Renewable Electricity Producers	0.0*
Construction Materials	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$0.0759	$0.0635	$0.0800
Current Distribution Rate on NAV(4)	4.61%	3.86%	4.85%
(1)	The ratings are by Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.
(2)	Percentages are based on long-term positions. Money market funds are excluded.
(3)	Most recent distribution paid or declared through 4/30/2018. Subject to change in the future.
(4)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2018. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2018 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofAML US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(5).

Performance as of April 30, 2018
	A Shares Inception 11/1/2012		C Shares Inception 11/1/2012		I Shares Inception 11/1/2012	Blended Index*	HUC0*	SPBDAL*
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	1.14%	(2.42)%	0.77%	(0.22)%	1.32%	1.07%	(0.23)%	2.39%
1 Year	2.99%	(0.62)%	2.22%	1.24%	3.30%	3.85%	3.25%	4.43%
Average Annual Total Returns
5 Years	3.37%	2.64%	2.59%	2.59%	3.64%	4.33%	4.77%	3.86%
Since Inception	4.17%	3.49%	3.39%	3.39%	4.43%	4.94%	5.65%	4.22%
30-Day SEC Yield(6)	3.84%		3.23%		4.23%	N/A	N/A	N/A

* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.
(5)	The Blended Index return is a 50/50 split between the ICE BofAML US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns.
(6)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2018, the First Trust Leveraged Finance Team managed or supervised approximately $4.03 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Senior Vice President, Senior Portfolio Manager
Scott D. Fries, CFA – Senior Vice President, Portfolio Manager
Peter Fasone, CFA, CPA - Vice President, Portfolio Manager

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,018.30	$ 5.86	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class C	1,000.00	1,014.50	9.59	1,000.00	1,015.27	9.59	1.92
Class I	1,000.00	1,019.60	4.61	1,000.00	1,020.23	4.61	0.92

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 67.5%
	Aerospace & Defense – 0.2%
$507,536	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.05%	06/09/23	$509,556
	Alternative Carriers – 0.5%
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.15%	02/22/24	1,004,170
	Application Software – 4.2%
923,502	CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.91%	03/31/24	927,925
403,229	Hyland Software, Inc., Term-3 Loans, 3 Mo. PRIME + 2.25%, 0.00% Floor	7.00%	07/01/22	406,508
583,796	Informatica Corp. (Ithacalux S.A.R.L), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.15%	08/06/22	587,719
2,051,273	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.65%	10/12/23	2,063,232
902,897	Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	4.88%	11/01/23	910,536
188,030	LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	6.16%	01/18/24	185,068
113,939	Micro Focus International (MA Finance LLC), MA Finance TLB3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	06/21/24	113,541
769,461	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.65%	06/21/24	766,767
169,950	Mitchell International, Inc., Delayed Draw Term Loan (c)	3.25% (d)	11/30/24	169,845
2,107,383	Mitchell International, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.15%	11/30/24	2,106,076
340,286	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 0.00% Floor	5.99%	04/26/24	339,010
				8,576,227
	Asset Management & Custody Banks – 0.6%
357,300	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.30%	12/01/22	360,205
397,320	HarbourVest Partners L.P., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.55%	02/28/25	397,153
477,946	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.05%	02/15/25	481,531
				1,238,889
	Auto Parts & Equipment – 1.1%
1,777,760	Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.05%	03/31/24	1,787,164
388,743	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.50% Floor	4.69%	03/06/24	389,715
				2,176,879
	Broadcasting – 0.1%
44,109	Cumulus Media Holdings, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.25% Floor (e)	5.16%	12/23/20	37,184
251,255	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.90%	01/27/24	251,569
20,159	Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.90%	12/27/20	20,159
				308,912

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Building Products – 1.1%
$86,913	Beacon Roofing Supply, Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	4.13%	01/02/25	$87,379
2,250,874	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	11/15/23	2,259,315
				2,346,694
	Cable & Satellite – 0.2%
380,357	Cablevision Systems Corp. (CSC Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	01/31/26	380,357
130,000	Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	01/15/26	130,555
				510,912
	Casinos & Gaming – 6.5%
5,101,689	Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.32%	03/28/25	5,118,065
134,064	Aristocrat Technologies, Incremental 2024 Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.36%	09/30/24	134,734
4,389,000	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	12/22/24	4,423,761
738,374	Golden Nugget, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.75% Floor	4.65%	10/04/23	744,310
515,636	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	03/31/25	518,297
217,093	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.40%	01/19/24	218,721
764,211	Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.41%	06/08/23	766,519
1,486,119	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	12/31/24	1,491,276
				13,415,683
	Coal & Consumable Fuels – 0.2%
231,309	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.65%	03/07/24	231,092
126,760	Peabody Energy Corp., Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	03/31/25	126,973
				358,065
	Commercial Printing – 0.2%
378,669	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.15%	11/01/24	380,248
	Construction & Engineering – 0.0%
73,074	Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.41%	03/31/25	73,957
	Diversified Chemicals – 0.1%
183,750	Ineos US Finance LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	03/31/24	184,235
	Diversified Support Services – 0.9%
1,714,312	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.89%	12/18/20	1,723,107
179,641	Brickman Group Holdings, Inc, Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 1.00% Floor	8.39%	12/18/21	180,538
				1,903,645
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electric Utilities – 0.7%
$748,854	Dayton Power & Light Co., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.75% Floor	3.91%	08/24/22	$751,977
768,056	Vistra Energy Corp. (TXU), Term Loan B-2, 2 Mo. LIBOR + 2.25%, 0.00% Floor	4.15%	12/14/23	772,856
				1,524,833
	Environmental & Facilities Services – 0.5%
250,000	Servicemaster Company LLC, Tranche C Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	11/02/23	251,563
680,733	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.30%	12/31/24	685,273
				936,836
	Food Distributors – 0.3%
247,500	TKC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	6.16%	01/31/23	249,418
294,750	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	06/27/23	297,255
				546,673
	Food Retail – 1.4%
949,607	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.29%	12/21/22	941,896
2,050,757	Albertson’s LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.96%	06/22/23	2,027,686
				2,969,582
	Health Care Equipment – 0.6%
1,140,568	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.56%	06/08/20	1,145,199
99,250	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%	01/31/24	99,845
				1,245,044
	Health Care Facilities – 1.9%
195,393	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	02/11/22	197,185
119,267	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	02/16/23	120,360
1,772,701	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 2 Mo. LIBOR + 3.25%, 1.00% Floor	5.23%	01/27/21	1,718,049
209,466	CHS/Community Health Systems, Inc., Term Loan G, 2 Mo. LIBOR + 3.00%, 1.00% Floor	4.98%	12/06/19	205,997
508,777	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.53%	06/01/22	513,015
864,350	Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.88%	04/09/21	865,431
237,453	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B3, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.05%	01/29/25	238,343
				3,858,380
	Health Care Services – 5.5%
941,711	21st Century Oncology, Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.48%	01/16/23	903,101
62,244	Air Medical Group, 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.15%	03/14/25	62,893

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$98,255	Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.13%	04/28/22	$98,697
820,619	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.80%	04/30/24	822,925
419,409	CHG Healthcare Services, Inc., Term Loan, 2 Mo. LIBOR + 3.00%, 1.00% Floor	5.06%	06/07/23	422,731
1,101,605	Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.81%	02/05/22	1,104,359
1,121,651	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.65%	08/15/24	1,121,651
894,560	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.91%	12/01/23	897,467
244,447	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.15%	07/27/23	246,280
1,287,271	Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.28%	07/01/21	1,149,701
1,023,429	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.16%	08/31/24	1,025,025
2,031,059	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	02/06/24	1,965,049
1,513,276	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.55%	12/30/22	1,505,709
				11,325,588
	Health Care Technology – 0.5%
991,787	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.65%	03/01/24	995,506
	Hotels, Resorts & Cruise Lines – 0.3%
579,871	Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.73%	03/28/25	584,151
	Household Appliances – 0.5%
63,140	Traeger Grills, Delayed Draw Term Loan (c)	4.25% (d)	09/25/24	63,456
546,766	Traeger Grills, Incremental Term Loan , 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.15%	09/25/24	549,500
401,510	Traeger Grills, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.15%	09/25/24	403,517
				1,016,473
	Human Resource & Employment Services – 0.2%
425,357	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.90%	05/01/24	427,663
	Hypermarkets & Super Centers – 1.7%
3,027,041	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.39%	01/31/24	3,038,696
363,261	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.50%, 1.00% Floor	9.39%	02/03/25	366,439
				3,405,135
	Industrial Conglomerates – 0.7%
1,502,604	Gardner Denver, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.05%	07/30/24	1,510,688
	Insurance Brokers – 3.2%
1,647,641	Amwins Group LLC,, Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.64%-4.65%	01/31/24	1,657,329
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$2,473,125	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.36%	04/25/25	$2,487,543
750,106	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.90%	01/06/24	753,077
1,618,990	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.30%	05/15/24	1,624,381
				6,522,330
	Integrated Telecommunication Services – 1.6%
2,692,589	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	01/31/25	2,651,069
554,254	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.35%	01/06/26	545,508
				3,196,577
	Leisure Facilities – 1.9%
2,456,004	ClubCorp Club Operations, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.89%	09/18/24	2,460,622
1,368,039	Planet Fitness Holdings LLC, 2016 Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.05%	03/31/21	1,377,451
				3,838,073
	Life Sciences Tools & Services – 2.3%
253,875	Immucor, Inc., Term Loan B (First Lien), 3 Mo. LIBOR + 5.00%, 0.00% Floor	7.30%	07/30/21	259,269
1,040,149	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.65%	06/30/21	1,046,650
543,915	Parexel (West Street Merger), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	09/27/24	545,618
962,240	Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	4.80%	08/18/22	967,157
1,895,707	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.90%	05/15/22	1,905,186
				4,723,880
	Managed Health Care – 1.2%
1,186,756	Davis Vision (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.90%	12/02/24	1,181,938
1,359,866	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.05%	06/07/23	1,366,475
				2,548,413
	Metal & Glass Containers – 0.5%
971,399	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.14%	10/01/21	972,205
75,308	Crown Holdings, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.31%	01/19/25	75,921
				1,048,126
	Movies & Entertainment – 0.6%
760,000	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	02/05/25	758,814
444,386	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.90%	02/15/24	447,164
				1,205,978

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Oil & Gas Exploration & Production – 0.0%
$66,667	Ascent Resources - Marcellus LLC, EXIT Term Loan B, 3 Mo. PRIME + 5.50%, 1.00% Floor	10.25%	03/30/23	$66,667
	Other Diversified Financial Services – 2.9%
2,930,821	AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.05%	04/04/24	2,943,189
2,035,581	Duff & Phelps Corp. (Deerfield Dakota), Restatement Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%	02/13/25	2,037,270
179,101	iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%, 1.00% Floor	6.62%	04/11/23	179,773
786,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.15%	07/01/23	790,692
				5,950,924
	Packaged Foods & Meats – 1.0%
500,082	Hostess Brands LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.15%	08/03/22	503,707
1,651,387	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	05/24/24	1,658,472
				2,162,179
	Paper Packaging – 1.7%
3,452,575	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	02/05/23	3,474,153
	Pharmaceuticals – 5.5%
330,206	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.19%	04/16/21	323,602
1,628,353	Amneal Pharmaceuticals LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.40%	11/01/19	1,633,108
1,116,035	Catalent Pharma Solutions, Inc., Term Loan B, 2 Mo. LIBOR + 2.25%, 1.00% Floor	4.15%	05/20/24	1,120,399
1,345,028	Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor (e)	6.15%	10/21/21	1,215,111
1,834,200	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.19%	04/29/24	1,822,736
498,741	Grifols Worldwide Operation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.99%	01/31/25	501,234
2,167,134	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	03/29/24	2,182,477
242,718	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.82%	02/24/25	242,233
242,718	Mallinckrodt International Finance S.A., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.20%	09/24/24	240,595
2,105,129	Valeant Pharmaceuticals International, Inc., Series F-1, Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.39%	04/01/22	2,127,507
				11,409,002
	Research & Consulting Services – 2.8%
1,476,680	Acosta, Inc.,, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.15%	09/26/21	1,204,203
2,067,460	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.15%	07/23/21	1,974,859
957,588	Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.15%	07/23/21	915,243
1,683,000	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.19%	01/18/24	1,696,144
				5,790,449
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants – 1.8%
$152,400	IRB Holding Corporation (Arby’s), Term Loan B, 2 Mo. LIBOR + 3.25%, 1.00% Floor	5.25%	01/18/25	$154,020
1,000,000	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.30%	08/15/22	1,000,000
2,561,901	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.80%	08/02/21	2,581,116
				3,735,136
	Retail REITs – 0.6%
1,134,594	Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.91%	03/24/25	1,145,940
	Security & Alarm Services – 0.3%
537,316	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.51%	05/26/24	542,689
	Specialized Consumer Services – 0.8%
250,000	Asurion LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.00%, 0.00% Floor	7.90%	07/31/25	256,750
265,397	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.65%	08/04/22	267,098
1,042,714	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.65%	11/03/23	1,049,888
				1,573,736
	Specialized Finance – 0.1%
111,750	Alliant Holdings, Term Loan B, 4 Mo. LIBOR + 3.00%, 0.00% Floor	4.93%	05/15/25	112,349
	Specialty Chemicals – 0.4%
708,221	H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	10/20/24	710,119
75,432	Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.90%	06/07/23	75,922
				786,041
	Specialty Stores – 0.7%
679,626	Party City Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%, 1.00% Floor	4.75%	08/19/22	683,452
969,505	Toys "R" US-Delaware, Inc., Term B-2 Loan, 3 Mo. PRIME + 2.75%, 1.50% Floor (e) (f)	7.25%	05/25/18	358,717
745,923	Toys "R" US-Delaware, Inc., Term B-4 Loan, 3 Mo. PRIME + 7.75%, 1.00% Floor (e) (f)	12.25%	04/25/20	329,004
166,667	Toys "R" US-Delaware, Inc., Term Loan B-3, 3 Mo. PRIME + 2.75%, 1.50% Floor (e) (f)	7.25%	05/25/18	61,667
				1,432,840
	Systems Software – 6.1%
340,688	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%	09/13/24	343,563
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.30%	09/13/25	242,228
829,437	Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.05%	09/30/23	833,352
4,736,465	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.15%	09/10/22	4,752,521
2,400,783	Compuware Corp., Term Loan B3, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.40%	12/15/21	2,428,993

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$768,405	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.48%	06/13/24	$767,622
245,638	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.16%	04/24/22	244,513
1,274,033	SS&C European Holdings, S.A.R.L, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	03/15/25	1,281,995
471,379	SS&C European Holdings, S.A.R.L, Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.40%	03/15/25	474,325
1,263,336	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.15%	06/30/23	1,272,812
				12,641,924
	Technology Hardware, Storage & Peripherals – 0.4%
768,070	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.91%	09/07/23	770,228
	Wireless Telecommunication Services – 0.4%
760,000	SBA Communications Corp., Term Loan B, 2 Mo. LIBOR + 2.00%, 0.00% Floor	3.90%	04/11/25	761,794
	Total Senior Floating-Rate Loan Interests			138,774,052
	(Cost $140,104,699)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 25.3%
	Aerospace & Defense – 0.0%
36,000	BBA US Holdings, Inc. (g)	5.38%	05/01/26	36,291
	Agricultural Products – 0.1%
150,000	Lamb Weston Holdings, Inc. (g)	4.63%	11/01/24	149,438
	Application Software – 0.2%
464,000	RP Crown Parent LLC (g)	7.38%	10/15/24	482,560
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (g)	5.13%	06/01/25	150,738
	Broadcasting – 2.5%
986,000	Gray Television, Inc. (g)	5.13%	10/15/24	942,862
2,478,000	Nexstar Broadcasting, Inc. (g)	5.63%	08/01/24	2,447,025
1,488,000	Sinclair Television Group, Inc. (g)	5.63%	08/01/24	1,476,840
264,000	Sinclair Television Group, Inc. (g)	5.88%	03/15/26	261,690
				5,128,417
	Building Products – 0.4%
500,000	Cemex Finance LLC (g)	6.00%	04/01/24	515,250
70,000	Standard Industries, Inc. (g)	5.38%	11/15/24	71,269
176,000	Standard Industries, Inc. (g)	5.00%	02/15/27	170,088
				756,607
	Cable & Satellite – 0.9%
1,553,000	Altice US Finance I Corp. (g)	5.50%	05/15/26	1,521,940
200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. (g)	7.50%	04/01/28	203,750
131,000	CSC Holdings LLC (g)	5.50%	04/15/27	126,061
				1,851,751
	Casinos & Gaming – 1.7%
68,000	Caesars Resort Collection LLC/CRC Finco, Inc. (g)	5.25%	10/15/25	65,110
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	$385,549
1,000,000	MGM Resorts International	6.00%	03/15/23	1,048,750
459,000	Penn National Gaming, Inc. (g)	5.63%	01/15/27	440,640
669,000	Scientific Games International, Inc. (g)	5.00%	10/15/25	647,893
969,000	Station Casinos LLC (g)	5.00%	10/01/25	930,240
				3,518,182
	Computer & Electronics Retail – 0.1%
100,000	Energizer Holdings, Inc. (g)	5.50%	06/15/25	99,500
	Construction Materials – 0.0%
16,000	Summit Materials LLC/Summit Materials Finance Corp. (g)	5.13%	06/01/25	15,560
	Consumer Finance – 0.0%
79,000	FirstCash Financial Services, Inc. (g)	5.38%	06/01/24	80,580
	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	361,656
	Environmental & Facilities Services – 0.0%
52,000	Wrangler Buyer Corp. (g)	6.00%	10/01/25	51,480
	Food Retail – 0.1%
270,000	Albertson’s LLC	5.75%	03/15/25	236,588
	Health Care Equipment – 1.2%
2,050,000	DJO Finance LLC/DJO Finance Corp. (g)	8.13%	06/15/21	2,062,812
300,000	Hill-Rom Holdings, Inc. (g)	5.75%	09/01/23	311,250
				2,374,062
	Health Care Facilities – 5.6%
1,130,000	Encompass Health Corp.	5.75%	11/01/24	1,154,013
100,000	HCA, Inc.	5.88%	05/01/23	104,500
375,000	HCA, Inc.	5.38%	02/01/25	374,063
270,000	HCA, Inc.	5.88%	02/15/26	274,050
1,250,000	Kindred Healthcare, Inc.	8.00%	01/15/20	1,345,312
500,000	Kindred Healthcare, Inc.	6.38%	04/15/22	515,625
2,357,000	Select Medical Corp.	6.38%	06/01/21	2,395,301
500,000	Tenet Healthcare Corp.	6.75%	02/01/20	516,875
1,231,000	Tenet Healthcare Corp. (g)	7.50%	01/01/22	1,301,782
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,489,255
				11,470,776
	Health Care Services – 0.7%
270,000	Davita, Inc.	5.13%	07/15/24	262,069
487,000	DaVita, Inc.	5.00%	05/01/25	462,747
600,000	Envision Healthcare Corp.	5.63%	07/15/22	604,500
83,000	Mednax, Inc. (g)	5.25%	12/01/23	82,585
				1,411,901
	Health Care Technology – 0.6%
1,222,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (g)	5.75%	03/01/25	1,199,087
	Hotels, Resorts & Cruise Lines – 0.1%
160,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.63%	04/01/25	155,568
	Independent Power Producers & Energy Traders – 0.0%
62,000	Calpine Corp.	5.50%	02/01/24	57,118

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Machinery – 0.1%
$142,000	SPX Flow, Inc. (g)	5.63%	08/15/24	$144,485
142,000	SPX Flow, Inc. (g)	5.88%	08/15/26	145,550
				290,035
	Insurance Brokers – 0.0%
14,000	HUB International Ltd. (g)	7.00%	05/01/26	14,053
	Integrated Telecommunication Services – 1.0%
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,015,000
970,000	Zayo Group LLC/Zayo Capital, Inc. (g)	5.75%	01/15/27	965,519
				1,980,519
	Investment Banking & Brokerage – 0.5%
1,050,000	LPL Holdings, Inc. (g)	5.75%	09/15/25	1,021,125
	IT Consulting & Other Services – 0.1%
176,000	Gartner, Inc. (g)	5.13%	04/01/25	176,827
	Leisure Facilities – 1.1%
2,250,000	Constellation Merger Sub, Inc. (g)	8.50%	09/15/25	2,205,000
	Life Sciences Tools & Services – 1.2%
151,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (g)	7.50%	10/01/24	161,192
200,000	IQVIA, Inc. (g)	5.00%	10/15/26	198,000
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (g)	6.38%	08/01/23	927,710
1,150,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (g)	6.63%	05/15/22	1,144,250
75,000	West Street Merger Sub, Inc. (g)	6.38%	09/01/25	74,063
				2,505,215
	Managed Health Care – 0.8%
100,000	Centene Corp.	5.63%	02/15/21	102,875
170,000	Centene Corp.	6.13%	02/15/24	178,500
1,000,000	MPH Acquisition Holdings LLC (g)	7.13%	06/01/24	1,022,500
282,000	Polaris Intermediate Corp. (g) (h)	8.50%	12/01/22	286,935
140,000	Wellcare Health Plans, Inc.	5.25%	04/01/25	141,064
				1,731,874
	Metal & Glass Containers – 0.1%
100,000	Owens-Brockway Glass Container, Inc. (g)	5.88%	08/15/23	102,625
	Movies & Entertainment – 0.8%
1,355,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	1,319,431
227,000	Cinemark USA, Inc.	4.88%	06/01/23	225,298
137,000	Live Nation Entertainment, Inc. (g)	5.63%	03/15/26	137,000
				1,681,729
	Oil & Gas Exploration & Production – 1.0%
200,000	Murphy Oil Corp.	6.88%	08/15/24	212,250
625,000	Sanchez Energy Corp.	6.13%	01/15/23	454,500
1,379,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (g)	5.50%	09/15/24	1,406,580
				2,073,330
	Oil & Gas Refining & Marketing – 0.0%
75,000	Murphy Oil USA, Inc.	5.63%	05/01/27	74,906
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Storage & Transportation – 0.3%
$500,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.	5.75%	04/01/25	$498,125
151,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (g)	6.00%	08/01/24	152,132
				650,257
	Packaged Foods & Meats – 0.2%
390,000	B&G Foods, Inc.	5.25%	04/01/25	357,825
68,000	Post Holdings, Inc. (g)	5.00%	08/15/26	63,920
				421,745
	Paper Packaging – 0.2%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (g)	7.00%	07/15/24	416,207
	Pharmaceuticals – 1.0%
152,000	Eagle Holdings Co. II LLC (g) (i)	7.63%	05/15/22	154,280
2,335,000	Endo Finance LLC & Endo Finco, Inc. (g)	7.25%	01/15/22	1,990,587
				2,144,867
	Real Estate Services – 0.0%
22,000	Realogy Group LLC/Realogy Co-Issuer Corp. (g)	4.88%	06/01/23	21,374
	Restaurants – 0.0%
66,000	IRB Holding Corp. (g)	6.75%	02/15/26	63,855
	Specialty Chemicals – 0.1%
100,000	Valvoline, Inc.	5.50%	07/15/24	102,750
	Systems Software – 0.3%
625,000	BMC Software Finance, Inc. (g)	8.13%	07/15/21	626,563
16,000	Symantec Corp. (g)	5.00%	04/15/25	16,113
				642,676
	Technology Hardware, Storage & Peripherals – 0.3%
500,000	Dell International LLC/EMC Corp. (g)	7.13%	06/15/24	532,975
135,000	Dell International LLC/EMC Corp. (g)	6.02%	06/15/26	143,398
				676,373
	Trading Companies & Distributors – 0.1%
250,000	Ashtead Capital, Inc. (g)	4.13%	08/15/25	237,812
	Trucking – 0.4%
600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (g)	5.13%	06/01/22	599,250
125,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	04/01/23	124,219
				723,469
	Wireless Telecommunication Services – 1.2%
38,000	SBA Communications Corp. (g)	4.00%	10/01/22	36,385
990,000	SBA Communications Corp.	4.88%	09/01/24	954,113
501,000	Sprint Communications, Inc. (g)	9.00%	11/15/18	515,717
500,000	Sprint Communications, Inc.	7.00%	08/15/20	528,185
200,000	T-Mobile USA, Inc.	6.00%	03/01/23	207,750
170,000	T-Mobile USA, Inc.	5.13%	04/15/25	171,700
67,000	T-Mobile USA, Inc.	4.50%	02/01/26	64,571
				2,478,421
	Total Corporate Bonds and Notes			52,024,904
	(Cost $52,651,464)

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 4.2%
	Aluminum – 0.7%
$250,000	Alcoa Nederland Holding B.V. (g)	6.75%	09/30/24	$269,377
1,121,000	Alcoa Nederland Holding B.V. (g)	7.00%	09/30/26	1,227,495
				1,496,872
	Automobile Manufacturers – 0.3%
500,000	Fiat Chrysler Automobiles N.V.	5.25%	04/15/23	520,625
	Cable & Satellite – 0.3%
250,000	Virgin Media Finance PLC (g)	6.00%	10/15/24	245,938
351,000	Ziggo Secured Finance B.V. (g)	5.50%	01/15/27	331,695
				577,633
	Casinos & Gaming – 0.1%
327,000	Melco Resorts Finance Ltd. (g)	4.88%	06/06/25	306,897
	Packaged Foods & Meats – 0.1%
224,000	JBS USA LUX S.A./JBS USA Finance, Inc. (g)	5.88%	07/15/24	218,120
	Pharmaceuticals – 2.0%
180,000	Concordia International Corp. (e) (g)	9.00%	04/01/22	164,700
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (g)	5.75%	08/01/22	837,500
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (g)	5.63%	10/15/23	196,875
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (g)	5.50%	04/15/25	189,219
2,429,000	Valeant Pharmaceuticals International, Inc. (g)	6.75%	08/15/21	2,453,290
193,000	Valeant Pharmaceuticals International, Inc. (g)	5.50%	11/01/25	192,758
				4,034,342
	Research & Consulting Services – 0.1%
80,000	IHS Markit Ltd. (g)	4.75%	02/15/25	80,608
157,000	Nielsen Co. Luxembourg (The) SARL (g)	5.00%	02/01/25	155,038
				235,646
	Restaurants – 0.6%
1,303,000	1011778 BC ULC/New Red Finance, Inc. (g)	5.00%	10/15/25	1,260,249
	Total Foreign Corporate Bonds and Notes			8,650,384
	(Cost $8,935,570)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Electric Utilities – 0.1%
14,134	Vistra Energy Corp. (j)	322,962
	Oil & Gas Exploration & Production – 0.1%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (j)	159,391
	Total Common Stocks	482,353
	(Cost $372,110)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (j)	9,724
22,964	Vistra Energy Corp. Claim (j) (k) (l)	0
		9,724
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (j) (k) (l) (m)	0
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
RIGHTS (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust (j) (k) (l) (m)	$0
		0
	Total Rights	9,724
	(Cost $23,700)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus LLC First Lien Warrants (j)	930
	(Cost $1,240)
MONEY MARKET FUNDS – 6.7%
13,651,725	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 1.59% (n)	13,651,725
	(Cost $13,651,725)
	Total Investments – 103.9%	213,594,072
	(Cost $215,740,508) (o)
	Net Other Assets and Liabilities – (3.9)%	(7,949,906)
	Net Assets – 100.0%	$205,644,166

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Financial Statements).
(d)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(e)	This issuer has filed for protection in federal bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $39,678,062 or 19.3% of net assets.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first payment is scheduled for June 1, 2018.
(i)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2018, this security paid all of its interest in cash.
(j)	Non-income producing security.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Note 2A-Portfolio Valuation in the Notes to Financial Statements).
(m)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(n)	Rate shown reflects yield as of April 30, 2018.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,246,756 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,393,192. The net unrealized depreciation was $2,146,436.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 138,774,052	$ —	$ 138,774,052	$ —
Corporate Bonds and Notes*	52,024,904	—	52,024,904	—
Foreign Corporate Bonds and Notes*	8,650,384	—	8,650,384	—
Common Stocks:
Electric Utilities	322,962	322,962	—	—
Oil & Gas Exploration & Production	159,391	—	159,391	—
Rights:
Electric Utilities	9,724	—	9,724	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	930	—
Money Market Funds	13,651,725	13,651,725	—	—
Total Investments	$ 213,594,072	$ 13,974,687	$ 199,619,385	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of pricing services prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2017
Rights	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Structured Notes	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at April 30, 2018
Rights	—**
Total Level 3 holdings	$—**
**Investment is valued at $0.
There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2018.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $215,740,508)	$ 213,594,072
Cash	36,314
Receivables:
Interest	1,289,766
Investment securities sold	1,100,295
Fund shares sold	228,770
Prepaid expenses	2,102
Total Assets	216,251,319
LIABILITIES:
Payables:
Investment securities purchased	9,585,795
Fund shares repurchased	417,001
Unfunded loan commitments	233,301
Distributions	121,662
Investment advisory fees	109,845
Audit and tax fees	32,895
12b-1 distribution and service fees	28,603
Administrative fees	17,715
Printing fees	17,418
Custodian fees	12,372
Registration fees	11,406
Transfer agent fees	10,331
Commitment fees	3,955
Legal fees	1,892
Trustees’ fees and expenses	1,452
Financial reporting fees	771
Other liabilities	739
Total Liabilities	10,607,153
NET ASSETS	$205,644,166
NET ASSETS consist of:
Paid-in capital	$ 213,685,411
Par value	103,776
Accumulated net investment income (loss)	(619,345)
Accumulated net realized gain (loss) on investments	(5,379,240)
Net unrealized appreciation (depreciation) on investments	(2,146,436)
NET ASSETS	$205,644,166
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $45,254,841 and 2,283,355 shares of beneficial interest issued and outstanding)	$19.77
Maximum sales charge (3.50% of offering price)	0.72
Maximum offering price to public	$20.49
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $23,550,248 and 1,190,153 shares of beneficial interest issued and outstanding)	$19.75
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $136,839,077 and 6,904,082 shares of beneficial interest issued and outstanding)	$19.78

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Interest	$ 5,497,013
Other	51,124
Total investment income	5,548,137
EXPENSES:
Investment advisory fees	663,708
12b-1 distribution and/or service fees:
Class A	58,232
Class C	116,444
Transfer agent fees	58,810
Registration fees	35,361
Administrative fees	32,565
Audit and tax fees	28,994
Printing fees	26,075
Commitment fees	24,144
Custodian fees	23,501
Expenses previously waived or reimbursed	11,894
Legal fees	10,006
Trustees’ fees and expenses	8,257
Financial reporting fees	4,625
Other	10,688
Total expenses	1,113,304
NET INVESTMENT INCOME (LOSS)	4,434,833
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(564,906)
Net change in unrealized appreciation (depreciation) on investments	(1,560,945)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,125,851)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,308,982
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ 4,434,833	$ 9,139,471
Net realized gain (loss)	(564,906)	(886,874)
Net change in unrealized appreciation (depreciation)	(1,560,945)	2,626,918
Net increase (decrease) in net assets resulting from operations	2,308,982	10,879,515
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares	(1,077,203)	(3,326,443)
Class C Shares	(450,981)	(883,245)
Class I Shares	(3,276,604)	(6,255,088)
Total distributions to shareholders	(4,804,788)	(10,464,776)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	40,713,409	132,141,172
Proceeds from shares reinvested	4,097,139	8,836,368
Cost of shares redeemed	(72,541,345)	(97,646,017)
Net increase (decrease) in net assets resulting from capital transactions	(27,730,797)	43,331,523
Total increase (decrease) in net assets	(30,226,603)	43,746,262
NET ASSETS:
Beginning of period	235,870,769	192,124,507
End of period	$205,644,166	$235,870,769
Accumulated net investment income (loss) at end of period	$(619,345)	$(249,390)

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2013 (a)
		2017	2016	2015	2014
Class A Shares
Net asset value, beginning of period	$ 20.00	$ 19.97	$ 19.83	$ 20.54	$ 20.68	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.42	0.79	0.87	0.90	0.76	0.65
Net realized and unrealized gain (loss)	(0.19)	0.15	0.18	(0.77)	(0.12)	0.90
Total from investment operations	0.23	0.94	1.05	0.13	0.64	1.55
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.91)	(0.91)	(0.80)	(0.78)	(0.70)
Net realized gain	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.17)
Total distributions	(0.46)	(0.91)	(0.91)	(0.84)	(0.78)	(0.87)
Net asset value, end of period	$19.77	$20.00	$19.97	$19.83	$20.54	$20.68
Total return (c)	1.14%	4.79%	5.47%	0.63%	3.14%	7.87% (d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 45,255	$ 72,462	$ 55,640	$ 53,433	$ 53,304	$ 44,819
Ratio of total expenses to average net assets	1.17% (e)	1.21%	1.27%	1.26%	1.38%	1.54% (e)
Ratio of net expenses to average net assets	1.16% (e)	1.26% (f)	1.27% (f)	1.25%	1.25%	1.25% (e)
Ratio of net investment income (loss) to average net assets	4.26% (e)	3.96%	4.44%	4.43%	3.68%	3.20% (e)
Portfolio turnover rate	49%	100%	62%	58%	109%	89%

(a)	Class A Shares were initially seeded and commenced operations on November 1, 2012.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class A Shares.
(e)	Annualized.
(f)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2013 (a)
		2017	2016	2015	2014
Class C Shares
Income from investment operations:
Net investment income (loss) (b)	0.35	0.64	0.72	0.75	0.60	0.50
Net realized and unrealized gain (loss)	(0.20)	0.15	0.18	(0.77)	(0.11)	0.89
Total from investment operations	0.15	0.79	0.90	(0.02)	0.49	1.39
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.76)	(0.76)	(0.65)	(0.63)	(0.59)
Net realized gain	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.14)
Total distributions	(0.38)	(0.76)	(0.76)	(0.69)	(0.63)	(0.73)
Net asset value, end of period	$19.75	$19.98	$19.95	$19.81	$20.52	$20.66
Total return (c)	0.77%	4.01%	4.69%	(0.12)%	2.38%	7.04% (d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,550	$ 24,393	$ 23,841	$ 25,213	$ 24,531	$ 13,522
Ratio of total expenses to average net assets	1.92% (e)	1.96%	2.02%	2.01%	2.13%	2.29% (e)
Ratio of net expenses to average net assets	1.91% (e)	2.01% (f)	2.02% (f)	2.00%	2.00%	2.00% (e)
Ratio of net investment income (loss) to average net assets	3.52% (e)	3.20%	3.70%	3.68%	2.93%	2.45% (e)
Portfolio turnover rate	49%	100%	62%	58%	109%	89%

(a)	Class C Shares were initially seeded and commenced operations on November 1, 2012.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class C Shares.
(e)	Annualized.
(f)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2013 (a)
		2017	2016	2015	2014
Class I Shares
Net asset value, beginning of period	$ 20.00	$ 19.97	$ 19.83	$ 20.54	$ 20.68	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.45	0.85	0.92	0.95	0.81	0.70
Net realized and unrealized gain (loss)	(0.19)	0.14	0.18	(0.77)	(0.12)	0.90
Total from investment operations	0.26	0.99	1.10	0.18	0.69	1.60
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.96)	(0.96)	(0.85)	(0.83)	(0.74)
Net realized gain	—	—	—	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.18)
Total distributions	(0.48)	(0.96)	(0.96)	(0.89)	(0.83)	(0.92)
Net asset value, end of period	$19.78	$20.00	$19.97	$19.83	$20.54	$20.68
Total return (c)	1.32%	5.06%	5.74%	0.88%	3.40%	8.11% (d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 136,839	$ 139,015	$ 112,644	$ 103,655	$ 103,033	$ 43,395
Ratio of total expenses to average net assets	0.92% (e)	0.96%	1.02%	1.01%	1.13%	1.29% (e)
Ratio of net expenses to average net assets	0.91% (e)	1.01% (f)	1.02% (f)	1.00%	1.00%	1.00% (e)
Ratio of net investment income (loss) to average net assets	4.52% (e)	4.21%	4.69%	4.68%	3.93%	3.45% (e)
Portfolio turnover rate	49%	100%	62%	58%	109%	89%

(a)	Class I Shares were initially seeded and commenced operations on November 1, 2012.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class I Shares.
(e)	Annualized.
(f)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of a security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had unfunded delayed draw loan commitments, which are marked to market daily, of $233,301 as of April 30, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$10,464,776
Capital gains	—
Return of capital	—
As of October 31, 2017, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$270,341
Undistributed capital gains	—
Total undistributed earnings	270,341
Accumulated capital and other losses	(4,814,306)
Net unrealized appreciation (depreciation)	(1,025,202)
Total accumulated earnings (losses)	(5,569,167)
Other	(80,048)
Paid-in capital	241,519,984
Total net assets	$235,870,769
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the Fund had $4,814,306 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the year ended October 31, 2017, the Fund did not defer any net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016, and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2019 and then from exceeding 1.35% from March 1, 2019 to February 28, 2028 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on a Fund class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. There were no advisory fee waivers or expense reimbursements for the six months ended April 30, 2018.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Value	Shares	Value
Sales:
Class A	369,840	$ 7,338,081	2,166,955	$ 43,330,998
Class C	146,022	2,896,586	319,712	6,399,722
Class I	1,535,251	30,478,742	4,110,531	82,410,452
Total Sales	2,051,113	$ 40,713,409	6,597,198	$ 132,141,172
Dividend Reinvestment:
Class A	47,766	$ 947,718	131,419	$ 2,634,908
Class C	19,771	391,884	38,599	772,980
Class I	138,957	2,757,537	270,729	5,428,480
Total Dividend Reinvestment	206,494	$ 4,097,139	440,747	$ 8,836,368

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Value	Shares	Value
Redemptions:
Class A	(1,751,784)	$ (34,823,255)	(1,461,890)	(29,289,205)
Class C	(194,556)	(3,862,738)	(332,438)	(6,639,313)
Class I	(1,704,841)	(33,855,352)	(3,071,873)	(61,717,499)
Total Redemptions	(3,651,181)	$ (72,541,345)	(4,866,201)	$ (97,646,017)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2018, were $95,017,100 and $117,355,455, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement (the “BNYM Line of Credit”) with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the Commitment fees line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. As of April 30, 2018, the Fund did not have any outstanding borrowings under the Line of Credit.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The following summarizes some of the risks that should be considered for the Fund.
BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these senior floating rate loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the senior floating rate loan’s value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in senior floating rate loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.
CALL RISK. If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.
CONVERTIBLE BONDS RISK. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond’s market value also tends to reflect the market price of the common stock of the issuing company.
CREDIT RISK. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.
CURRENCY RISK. Because the Fund’s net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may hedge certain of its non-U.S. dollar holdings.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.
ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund values the securities.
INCOME RISK. If interest rates fall, the income from the Fund’s portfolio will likely decline if the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.
MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.
OTHER DEBT SECURITIES RISK. Secured loans that are not first lien loans, unsecured loans and other debt securities are subject to many of the same risks that affect Senior Loans; however, they are often unsecured and/or lower in the issuer’s capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2018 (Unaudited)
heightened in the case of below investment grade instruments. Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.
PORTFOLIO TURNOVER RISK. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
PREPAYMENT RISK. Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust AQA® Equity Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2018

First Trust AQA® Equity Fund
Semi-Annual Report
April 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or J.J.B. Hilliard, W.L. Lyons, LLC (“Hilliard Lyons” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust AQA® Equity Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Hilliard Lyons are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust AQA® Equity Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2018
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust AQA® Equity Fund which contains information about your investment for the period ended April 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
For the entire first quarter of 2018, increased volatility was the norm. The S&P 500® Index was off to a strong start in January as it returned over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. Volatility continued in March and April with the Dow Jones Industrial Average ending April with a small gain.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
At First Trust, we continue to be optimistic about the U.S. economy and we thank you for giving us the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust AQA® Equity Fund
“AT A GLANCE”
As of April 30, 2018 (Unaudited)
Fund Statistics
First Trust AQA® Equity Fund	Net Asset Value (NAV)
Class A (AQAAX)	$27.54
Class C (AQACX)	$27.05
Class I (AQAIX)	$27.48

Sector Allocation	% of Total Investments
Consumer Discretionary	25.4%
Industrials	22.8
Information Technology	18.8
Financials	12.2
Health Care	12.1
Consumer Staples	3.1
Materials	2.9
Energy	2.7
Total	100.0%

Top Ten Holdings	% of Total Investments
ABIOMED, Inc.	6.5%
MSCI, Inc.	4.3
Cognex Corp.	4.0
Boyd Gaming Corp.	3.8
Saia, Inc.	3.7
Callaway Golf Co.	3.6
KB Home	3.6
Trex Co., Inc.	3.6
Monolithic Power Systems, Inc.	3.5
Cognizant Technology Solutions Corp., Class A	3.4
Total	40.0%

First Trust AQA® Equity Fund
“AT A GLANCE” (Continued)
As of April 30, 2018 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 3000® Value Index and the Russell 3000® Index from 11/10/2015 through 4/30/2018.

Performance as of April 30, 2018
	Class A Inception 11/10/2015		Class C Inception 11/10/2015		Class I Inception 11/10/2015	Russell 3000® Value Index*	Russell 3000® Index*
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	2.80%	-2.86%	2.39%	1.39%	2.92%	1.86%	3.79%
1 Year	18.23%	11.72%	17.30%	16.30%	18.48%	7.42%	13.05%
Average Annual Total Returns
Since Inception	15.60%	12.98%	14.76%	14.76%	15.48%	10.36%	12.45%
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust AQA® Equity Fund
Semi-Annual Report
April 30, 2018 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust AQA® Equity Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
J.J.B. Hilliard, W.L. Lyons, LLC (“Hilliard Lyons” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment adviser located in Louisville, Kentucky. Hilliard Lyons manages the Fund using its proprietary quantitative methodology called the Automated Quantitative Analysis (“AQA®”) program.
Portfolio Management Team
Alan Morel – Senior Vice President, Senior Portfolio Manager of Hilliard Lyons
Cory Gerkin, CFA – Vice President, Portfolio Manager of Hilliard Lyons

First Trust AQA® Equity Fund
Understanding Your Fund Expenses
April 30, 2018 (Unaudited)
As a shareholder of the First Trust AQA® Equity Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,028.00	$ 8.05	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class C	1,000.00	1,023.90	11.79	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,029.20	6.79	1,000.00	1,018.10	6.76	1.35

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2017 through April 30, 2018), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust AQA® Equity Fund
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Airlines – 6.6%
13,469	Delta Air Lines, Inc.	$703,351
32,141	Hawaiian Holdings, Inc.	1,324,209
15,839	Southwest Airlines Co.	836,775
		2,864,335
	Building Products – 3.4%
14,030	Trex Co., Inc. (a)	1,457,436
	Capital Markets – 9.8%
4,639	Affiliated Managers Group, Inc.	764,785
19,900	Janus Henderson Group PLC	628,641
11,739	MSCI, Inc.	1,758,854
101,380	WisdomTree Investments, Inc.	1,071,587
		4,223,867
	Communications Equipment – 2.6%
13,586	Applied Optoelectronics, Inc. (a)	434,209
26,291	Ciena Corp. (a)	676,993
		1,111,202
	Electronic Equipment, Instruments & Components – 3.8%
35,234	Cognex Corp.	1,629,572
	Food Products – 1.4%
12,280	Cal-Maine Foods, Inc. (a)	598,036
	Health Care Equipment & Supplies – 9.7%
8,867	ABIOMED, Inc. (a)	2,668,524
14,344	Hologic, Inc. (a)	556,404
10,687	Masimo Corp. (a)	958,944
		4,183,872
	Healthcare Providers & Services – 1.8%
7,982	HCA Healthcare, Inc.	764,197
	Hotels, Restaurants & Leisure – 8.3%
23,973	BJ’s Restaurants, Inc.	1,338,892
46,796	Boyd Gaming Corp.	1,554,095
16,123	Dave & Buster’s Entertainment, Inc. (a)	685,066
		3,578,053
	Household Durables – 6.1%
54,901	KB Home	1,457,622
28,244	Toll Brothers, Inc.	1,190,767
		2,648,389
	Internet Software & Services – 2.0%
4,930	Facebook, Inc., Class A (a)	847,960
Shares	Description	Value

	IT Services – 4.3%
2,477	Alliance Data Systems Corp.	$502,955
16,827	Cognizant Technology Solutions Corp., Class A	1,376,785
		1,879,740
	Leisure Products – 4.6%
84,657	Callaway Golf Co.	1,461,180
36,355	Nautilus, Inc. (a)	528,965
		1,990,145
	Machinery – 5.3%
29,449	Trinity Industries, Inc.	938,540
68,352	Wabash National Corp.	1,371,141
		2,309,681
	Oil, Gas & Consumable Fuels – 2.5%
9,982	Valero Energy Corp.	1,107,303
	Paper & Forest Products – 2.8%
16,088	Boise Cascade Co.	669,261
18,798	Louisiana-Pacific Corp.	532,547
		1,201,808
	Road & Rail – 6.3%
9,179	Old Dominion Freight Line, Inc.	1,228,701
22,664	Saia, Inc. (a)	1,496,957
		2,725,658
	Semiconductors & Semiconductor Equipment – 3.3%
12,206	Monolithic Power Systems, Inc.	1,429,323
	Software – 1.9%
57,685	TiVo Corp.	816,243
	Specialty Retail – 0.5%
11,986	Bed Bath & Beyond, Inc.	209,276
	Textiles, Apparel & Luxury Goods – 4.5%
23,363	Skechers U.S.A., Inc., Class A (a)	665,846
27,010	Steven Madden Ltd.	1,303,232
		1,969,078
	Thrifts & Mortgage Finance – 1.8%
13,562	Walker & Dunlop, Inc.	774,526

See Notes to Financial Statements

First Trust AQA® Equity Fund
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 1.5%
11,967	Altria Group, Inc.	$671,468
	Total Investments – 94.8%	40,991,168
	(Cost $32,305,773) (b)
	Net Other Assets and Liabilities – 5.2%	2,242,503
	Net Assets – 100.0%	$43,233,671

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,158,752 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,473,357. The net unrealized appreciation was $8,685,395.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 40,991,168	$ 40,991,168	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
See Notes to Financial Statements

First Trust AQA® Equity Fund
Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
ASSETS:
Investments, at value (Cost $32,305,773)	$ 40,991,168
Cash	2,314,091
Fund shares sold receivable	59,526
Prepaid expenses	22,239
Total Assets	43,387,024
LIABILITIES:
Payables:
Fund shares repurchased	62,611
Investment advisory fees	20,690
12b-1 distribution and service fees	19,212
Audit and tax fees	17,652
Administrative fees	8,715
Printing fees	8,700
Transfer agent fees	8,131
Registration fees	2,129
Commitment fees	1,787
Financial reporting fees	1,036
Trustees’ fees and expenses	1,002
Legal fees	818
Custodian fees	284
Other liabilities	586
Total Liabilities	153,353
NET ASSETS	$43,233,671
NET ASSETS consist of:
Paid-in capital	$ 31,990,840
Par value	15,812
Accumulated net investment income (loss)	(216,258)
Accumulated net realized gain (loss) on investments	2,757,882
Net unrealized appreciation (depreciation) on investments	8,685,395
NET ASSETS	$43,233,671
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $23,986,011 and 870,880 shares of beneficial interest issued and outstanding)	$27.54
Maximum sales charge (5.50% of offering price)	1.60
Maximum offering price to public	$29.14
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $16,976,322 and 627,667 shares of beneficial interest issued and outstanding)	$27.05
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $2,271,338 and 82,666 shares of beneficial interest issued and outstanding)	$27.48

See Notes to Financial Statements

First Trust AQA® Equity Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 198,127
Interest	5,746
Total investment income	203,873
EXPENSES:
Investment advisory fees	222,256
12b-1 distribution and/or service fees:
Class A	29,478
Class C	90,588
Transfer agent fees	47,355
Registration fees	27,511
Administrative fees	26,035
Audit and tax fees	13,931
Printing fees	11,699
Commitment and agency fees	10,691
Legal fees	9,817
Trustees’ fees and expenses	7,448
Financial reporting fees	4,891
Custodian fees	2,223
Listing expense	891
Other	1,760
Total expenses	506,574
Fees waived by the investment advisor	(86,443)
Net expenses	420,131
NET INVESTMENT INCOME (LOSS)	(216,258)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	2,765,050
Net change in unrealized appreciation (depreciation) on investments	(1,381,449)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,383,601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,167,343
See Notes to Financial Statements

First Trust AQA® Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017
OPERATIONS:
Net investment income (loss)	$ (216,258)	$ (324,217)
Net realized gain (loss)	2,765,050	1,500,421
Net change in unrealized appreciation (depreciation)	(1,381,449)	9,308,457
Net increase (decrease) in net assets resulting from operations	1,167,343	10,484,661
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares	(598,812)	(136,704)
Class C Shares	(501,248)	(175,390)
Class I Shares	(81,020)	(34,397)
Total distributions to shareholders	(1,181,080)	(346,491)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	6,706,014	17,450,833
Proceeds from shares reinvested	1,133,188	335,557
Cost of shares redeemed	(8,088,326)	(9,871,258)
Net increase (decrease) in net assets resulting from capital transactions	(249,124)	7,915,132
Total increase (decrease) in net assets	(262,861)	18,053,302
NET ASSETS:
Beginning of period	43,496,532	25,443,230
End of period	$43,233,671	$43,496,532
Accumulated net investment income (loss) at end of period	$(216,258)	$—

See Notes to Financial Statements

First Trust AQA® Equity Fund
Financial Highlights
For a share outstanding throughout each period
Class A Shares	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017	Period Ended 10/31/2016 (a)
Net asset value, beginning of period	$ 27.51	$ 20.42	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	0.89	7.50	0.50
Total from investment operations	0.79	7.36	0.42
Distributions paid to shareholders from:
Net realized gain	(0.76)	(0.27)	—
Net asset value, end of period	$27.54	$27.51	$20.42
Total return (c)	2.80%	36.26%	2.10%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,986	$ 22,117	$ 10,527
Ratio of total expenses to average net assets	1.93% (d)	1.91%	2.65% (d)
Ratio of net expenses to average net assets	1.60% (d)	1.60%	1.60% (d)
Ratio of net investment income (loss) to average net assets	(0.68)% (d)	(0.58)%	(0.42)% (d)
Portfolio turnover rate	21%	38%	57%

(a)	Class A Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
See Notes to Financial Statements

First Trust AQA® Equity Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
Class C Shares	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017	Period Ended 10/31/2016 (a)
Net asset value, beginning of period	$ 27.13	$ 20.29	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.31)	(0.23)
Net realized and unrealized gain (loss)	0.88	7.42	0.52
Total from investment operations	0.68	7.11	0.29
Distributions paid to shareholders from:
Net realized gain	(0.76)	(0.27)	—
Net asset value, end of period	$27.05	$27.13	$20.29
Total return (c)	2.39%	35.25%	1.45%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,976	$ 18,370	$ 12,416
Ratio of total expenses to average net assets	2.73% (d)	2.72%	3.48% (d)
Ratio of net expenses to average net assets	2.35% (d)	2.35%	2.35% (d)
Ratio of net investment income (loss) to average net assets	(1.43)% (d)	(1.31)%	(1.17)% (d)
Portfolio turnover rate	21%	38%	57%

(a)	Class C Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.

See Notes to Financial Statements

First Trust AQA® Equity Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
Class I Shares	Six Months Ended 4/30/2018 (Unaudited)	Year Ended 10/31/2017	Period Ended 10/31/2016 (a)
Net asset value, beginning of period	$ 27.42	$ 20.30	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	(0.06)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.88	7.46	0.33
Total from investment operations	0.82	7.39	0.30
Distributions paid to shareholders from:
Net realized gain	(0.76)	(0.27)	—
Net asset value, end of period	$27.48	$27.42	$20.30
Total return (c)	2.92%	36.58%	1.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,271	$ 3,010	$ 2,500
Ratio of total expenses to average net assets	2.29% (d)	2.22%	3.08% (d)
Ratio of net expenses to average net assets	1.35% (d)	1.35%	1.35% (d)
Ratio of net investment income (loss) to average net assets	(0.43)% (d)	(0.31)%	(0.15)% (d)
Portfolio turnover rate	21%	38%	57%

(a)	Class I Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
1. Organization
First Trust AQA® Equity Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities (specifically, common stocks) of U.S. companies. First Trust Advisors L.P. (“First Trust” or the “Advisor”) typically selects common stocks for investment by the Fund using information produced by a proprietary quantitative methodology developed by the Fund’s sub-advisor called the Automated Quantitative Analysis (“AQA®”) program. In general, the stocks chosen for investment by the Fund are those considered by AQA® to be the most undervalued at the time the portfolio was selected based on a set of pre-determined proprietary screens and evaluations. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the

Notes to Financial Statements (Continued)
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2017, was as follows:
Distributions paid from:
Ordinary income	$346,491
Capital gains	—
Return of capital	—
As of October 31, 2017, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$187,157
Undistributed capital gains	1,000,853
Total undistributed earnings	1,188,010
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	10,052,746
Total accumulated earnings (losses)	11,240,756
Other	—
Paid-in capital	32,255,776
Total net assets	$43,496,532
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2017, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the year ended October 31, 2017, the Fund did not defer any net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016 and 2017 remain open to federal and state audit. As of April 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
F. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

Notes to Financial Statements (Continued)
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
J.J.B. Hilliard, W.L. Lyons, LLC (“Hilliard Lyons” or the “Sub-Advisor”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Hilliard Lyons have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2019 and then from exceeding 1.70% from March 1, 2019 to February 28, 2028 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Hilliard Lyons are subject to recovery on a Fund class level, if applicable, by First Trust and Hilliard Lyons for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2018 and the expenses borne by First Trust and Hilliard Lyons subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Period Ended October 31, 2016	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Total
$ 86,443	$ —	$ 183,866	$ 136,315	$ 86,443	$ 406,624
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Value	Shares	Value
Sales:
Class A	187,834	$ 5,311,730	462,184	$ 11,181,772
Class C	42,968	1,188,572	251,766	5,835,596
Class I	7,296	205,712	18,828	433,465
Total Sales	238,098	$ 6,706,014	732,778	$ 17,450,833
Dividend Reinvestment:
Class A	20,407	$ 576,285	5,645	$ 132,534
Class C	17,168	477,449	7,273	169,472
Class I	2,822	79,454	1,437	33,551
Total Dividend Reinvestment	40,397	$ 1,133,188	14,355	$ 335,557
Redemptions:
Class A	(141,290)	$ (3,964,803)	(179,401)	$ (4,388,385)
Class C	(109,535)	(3,050,252)	(193,883)	(4,691,632)
Class I	(37,235)	(1,073,271)	(33,649)	(791,241)
Total Redemptions	(288,060)	$ (8,088,326)	(406,933)	$ (9,871,258)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2018, were $9,203,188 and $13,181,851, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange Traded Fund IV have a $320 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 7, 2018, the commitment amount was $220 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2018.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The following summarizes some of the risks that should be considered for the Fund.
CONCENTRATION RISK. A fund concentrated in one or more industries or sectors is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.
CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital

Additional Information (Continued)
First Trust AQA® Equity Fund
April 30, 2018 (Unaudited)
spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those that are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INVESTMENT STRATEGY RISK. In selecting securities for the Fund’s portfolio, the Fund’s portfolio managers employ a quantitative strategy that utilizes screens in an attempt to identify undervalued securities. There is no guarantee that this strategy will be successful in identifying such securities or that the intrinsic value of such securities will ever be recognized by the market. Companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Additionally, the screens utilized by the strategy may limit the number of investment opportunities available to the Fund and could cause the Fund to invest a relatively high percentage of its assets in a limited number of issuers. Such screens may cause the Fund to underperform funds with broader investable universes, or the market as a whole, and could make the Fund more susceptible to a single adverse economic or regulatory occurrence than other more diversified funds.
LIQUIDITY RISK. The Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.
MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
MODEL RISK. The Fund relies heavily on a proprietary quantitative model that uses information and data supplied by third parties. When the model and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.
SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
SMALLER COMPANIES RISK. The Fund invests in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2018

* Print the name and title of each signing officer under his or her signature.